UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21418

Ancora Trust

(Exact name of registrant as specified in charter)

6060 Parkland Boulevard, Suite 200

Cleveland, Ohio 44124

(Address of principal executive offices)(Zip code)

Bradley Zucker

c/o Ancora Trust

6060 Parkland Boulevard, Suite 200

Cleveland, Ohio 44124

 (Name and address of agent for service)

Copies to:

Michael J. Meaney, Esq.

McDonald Hopkins Co., LPA

2100 Bank One Center

600 Superior Avenue East

Cleveland, Ohio 44114

Registrant's telephone number, including area code: (216) 825-4000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

6/30/2023 SEMI-ANNUAL REPORT (UNAUDITED)

INTRODUCTION

TABLE OF CONTENTS

INTRODUCTION INCLUDING SHAREHOLDER LETTER……….………....…..….1

ANCORA INCOME FUND……….……………………………………………………….……..2

ANCORA/THELEN SMALL-MID CAP FUND…………….……………………….….....7

ANCORA MICROCAP FUND…………….………….….……..……………………….…….14

ANCORA DIVIDEND VALUE EQUITY FUND………………………………………… 20

FINANCIAL REVIEW…..………………………………………...............................………..24

FUND EXPENSES………………………………..……………………………….….…....…….53

TRUSTEES & OFFICERS …………………………………..………….….…........................55

PRIVACY POLICY ……………………………………………………………………………….57

1-866-6-ANCORA

Please feel free to dial our toll-free number to speak directly to a knowledgeable representative who can answer any questions or assist you with any issues concerning your account.

www.ancorafunds.com

This report and the financial statements contained herein are provided for the general information of the shareholders of the Ancora Funds. Investors should carefully consider before investing each Fund’s investment objective, risks and expenses. For a prospectus, which contains that information and more information about each Fund, please call 866-626-2672 or visit our website at www.ancorafunds.com. Please read it carefully before you invest or send money.

INTRODUCTION

Dear Shareholders:

Thank you for choosing the Ancora Mutual Funds.  We have built the Ancora Funds to capitalize on the evolving opportunities in the investment landscape.   Our management style centers on building long-term success for the investors of our funds.  While no mutual fund can guarantee performance, the Ancora Funds promise that our investment decisions will be based upon dedicated research and careful execution.

Specific information for each fund’s operations and holdings are on the following pages.  If you have any questions, please feel free to contact the Ancora Mutual Funds directly at 866-6-Ancora (866-626-2672) or visit our website at www.ancorafunds.com.  We appreciate the trust you have placed in us through your investment and are working daily to deliver long-term results.

Bradley Zucker                     Kevin Gale                   Dan Thelen                 Michael Santelli

President, Treasurer              Portfolio Manager        Portfolio Manager      Portfolio Manager

& Secretary

Sonia Mintun

Portfolio Manager

Semi-Annual Report | 1

ANCORA INCOME FUND

INVESTMENT OBJECTIVE:

THE ANCORA INCOME FUND SEEKS TO PROVIDE INVESTORS A HIGH LEVEL OF CURRENT INCOME WITH A SECONDARY OBJECTIVE OF CAPITAL APPRECIATION.

PORTFOLIO MANAGERS:

Kevin Gale

Portfolio Manager, Ancora Advisors

_________________________

NET ASSETS:

$34.9 MILLION*

_________________________

INCEPTION DATE:

JANUARY 5, 2004

_________________________

TICKERS:

 CLASS I – AAIIX

________________________

MINIMUM INITIAL INVESTMENT:

 CLASS I – $5,000

* As of June 30, 2023

TOP HOLDINGS: JUNE 30, 2023 (d)
NAME	% OF NET ASSETS
First American Funds Institutional Government Fund Class Y	7.47%
The Allstate Corp., 7.375%, due 7/15/2028	2.93%
Fifth Third Bancorp, 8.667%, due 9/30/2023	2.24%
The Goldman Sachs Group, Inc., 5.500%, due 6/26/2023	1.83%
Annaly Capital Management, Inc., 6.950%, due 6/27/2023	1.82%
Atlanticus Holdings Corp., 6.125%, due 11/30/2023	1.69%
Apollo Global Management, Inc., 6.375%, due 6/26/2023	1.67%
Jackson Financial Inc., 8.000%, due 3/30/2028	1.64%
Scorpio Tankers, Inc., 7.000%, due 6/30/2025	1.64%
Oxford Lane Capital Corp., 6.250%, due 2/28/2027	1.63%

SECTOR DIVERSIFICATION: JUNE 30, 2023 (d)
NAME	% OF TOTAL INVESTMENTS
Traditional Preferred	68.66%
Bonds & Corporate Bond Trust Certificates	15.84%
Money Market Funds	7.50%
Common Stocks	4.95%
REIT Senior Securities	2.54%
Investment Companies	0.51%

TOTAL RETURNS: JUNE 30, 2023 (d)
	YTD 2023	ONE YEAR	THREE YEARS	FIVE YEARS	TEN YEARS	SINCE INCEP (a)
ANCORA INCOME FUND - I.(b)	3.47%	-0.12%	2.54%	2.22%	3.56%	4.37%
BLOOMBERG BARCLAY’S AGG. BOND INDEX(c)	2.09%	-0.94%	-3.96%	0.76%	1.52%	3.10%

a)

Inception data reflects the annualized return since 1/05/04.

b)

Return figures reflect any change in price per share and assume the reinvestment of all distributions. The Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees.

c)

The Bloomberg Barclay’s Aggregate Bond Index is a widely recognized unmanaged index of bond prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in the Index.

d)

Data is unaudited.

The performance quoted represents past performance, which does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling 1-866-626-2672.

Semi-Annual Report | 2

ANCORA INCOME FUND

PERFORMANCE ILLUSTRATION (UNAUDITED)

The chart above assumes an initial investment of $10,000 made on January 5, 2004 (commencement of Fund operations) and held through June 30, 2023. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The returns shown assume the reinvestment of all distributions and do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Past performance is no guarantee of future results. Performance is unaudited.

Semi-Annual Report | 3

ANCORA INCOME FUND

SCHEDULE OF INVESTMENTS as of June 30, 2023  (UNAUDITED)

	Shares	Value
Bonds & Corporate Bond Trust Certificates - 15.76%

Trust Certificates - 11.38%
B. Riley Financial, Inc., 6.375%, Senior Notes	14,349	$ 340,071
Blackstone Private Credit Fund, 7.050%, 09/29/2025 @ $50	350,000	349,023
Citigroup, Inc., 9.094%, Call@ 05/15/2023 @ $100	500,000	501,750
Eagle Point Credit Co., Inc., 6.688%, Notes 04/30/2028	10,156	243,947
Energy Transfer LP, 7.125%, Call 05/15/2030 @ $100	350,000	296,773
Ford Motor Credit Co. LLC, 7.350%, 11/04/2027 call @ $50	250,000	255,463
Lincoln National Corp., 9.250%, Call 12/01/2027 @ $100	350,000	367,516
NRG Energy, Inc., 10.250%, Call 03/15/2028 @ $100	500,000	470,240
PNC Financial Services Group, Inc., 3.900%, due 04/29/2024	359,000	352,435
PNC Financial Services Group, Inc., 6.250%, Call 03/15/2030 @ $100	250,000	224,438
Scorpio Tankers, Inc., 7.000%, Senior Notes 2025	23,000	570,860
		3,972,516
Traditional Corporate Bonds - 4.38%
PNC Financial Services Group, Inc., 6.200%, 09/15/2027	350,000	326,253
USB Float 5.099%, Perp., 01/15/2023	250,000	191,101
General Electric Co., 8.090%, 03/15/2023	230,000	230,000
Fifth Third Bancorp, 4.900%, Perp., 01/30/2023	850,000	781,444
		1,528,797

TOTAL BONDS & CORPORATE BOND TRUST CERTIFICATES (Cost $5,690,325)		5,501,313

Investment Companies - 0.5%

Direct Trust Ceretificates - 0.51%
Affiliated Managers Group, Inc., 5.875%, 03/30/2059	8,000	176,800
		176,800

TOTAL INVESTMENT COMPANIES (Cost $197,453)		176,800

Traditional Preferred Securities - 68.32%
Affiliated Managers Group, Inc., 4.750%, due 09/30/2060	5,000	88,800
AGNC Investment Corp., 6.125%, due 04/15/2025	20,000	419,800
AGNC Investment Corp., 6.875%, due 04/15/2025	23,000	515,660
American International Group, Inc., 5.850%, due 03/15/2024	5,000	120,450
Annaly Capital Management, Inc., 6.950%, due 06/27/2023	25,000	635,000
Apollo Global Management, Inc., 6.375%, due 06/26/2023	24,898	583,111
Arbor Realty Trust Inc., 6.375%, due 06/02/2026	20,000	366,000
Aspen Insurance Holdings Ltd., 5.625%, due 01/01/2027	8,000	151,680
Aspen Insurance Holdings Ltd., 5.625%, due 10/01/2024	9,000	160,200
Athene Holding Ltd., 5.625%, due 09/30/2024	7,000	135,380
Atlanticus Holdings Corp., 6.125%, due 11/30/2023	25,100	589,599
Axis Capital Holdings Ltd., 5.500%, due 12/31/2049	10,000	205,200
Bank of America Corp., 6.000%, due 05/16/2023	7,618	190,298
Bank OZK, 4.625%, due 11/15/2026	7,500	114,375
Brookfield Infrastructure Partners LP, 5.125%, due 10/15/2025	10,000	190,200
Carlyle Finance LLC., 4.625%, due 05/15/2061	30,000	543,900

See accompanying notes which are an integral part of the financial statements.

Semi-Annual Report | 4

ANCORA INCOME FUND

SCHEDULE OF INVESTMENTS as of June 30, 2023  (UNAUDITED) (CONTINUED)

	Shares	Value
Traditional Preferred Securities - 68.32% (Continued)
Citigroup. Inc., 6.875%, due 11/15/2023	20,000	$ 506,600
Citizens Financial Group, Inc., 5.000%, due 01/06/2025	15,000	276,600
Compass Diversified Holdings, 7.875%, due 01/30/2025	17,500	450,275
DTE Energy Co., 5.250%, due 06/26/2023	1,343	31,963
Energy Transfer Operating, LP, 7.600%, due 05/15/2024	20,000	487,600
Enterprise Financial Services Corp., 5.000%, due 12/15/2026	25,000	386,003
Equitable Holdings, Inc., 5.250%, due 12/15/2024	5,000	99,950
Federal Agricultural Mortgage Corp., 5.250%, due 10/17/2025	16,700	400,633
Federal Agricultural Mortgage Corp., 5.750%, due 07/17/2025	15,000	343,502
Fifth Third Bancorp, 6.000%, due 11/25/2022	2,455	61,130
First Citizens Bancshares, Inc., 5.625%, due 01/04/2027	17,500	358,575
Global Net Lease, Inc., 6.875%, due 11/26/2024	25,000	475,750
Golar LNG Partners LP, 8.750%, due 10/31/2022	20,000	302,000
Great Ajax Corp., 7.250%, due 04/30/2024	15,000	365,250
Green Brick Partners, Inc., 5.750%, due 12/23/2026	22,500	432,000
Huntington Bancshares, Inc., 6.875%, due 04/15/2028	17,550	426,114
Huntington Bancshares, Inc., 5.700%, due 12/01/2022	5,000	99,000
Jackson Financial Inc., 8.000%, due 03/30/2028	23,000	573,620
JPMorgan Chase & Co., 6.000%, 03/01/2024	7,500	190,800
KeyCorp, 5.650%, due 12/15/2023	20,000	369,600
KeyCorp, 6.200%, due 12/15/2027	25,000	477,000
KKR Group Financial Co. IX LLC, 4.625%, due 04/01/2026	5,000	89,650
Lincoln National Corp., 9.000%, due 12/01/2027	18,000	483,840
MainStreet Bancshares, Inc., 7.500%, due 09/03/2025	6,500	149,500
Morgan Stanley, 4.250%, due 01/15/2027	10,000	186,000
Morgan Stanley, 6.500%, due 10/15/2027	10,000	259,600
Morgan Stanley, 6.875%, due 01/15/2024	15,002	379,851
Morgan Stanley, 5.850%, due 04/15/2027	10,000	235,100
NiSource, Inc., 6.500%, due 03/15/2024	5,000	125,950
Oaktree Capital Group, LLC, 6.550%, due 09/15/2023	11,000	245,630
OFS Credit Co., 6.125%, due 06/01/2023	20,920	484,089
Oxford Lane Capital Corp., 6.250%, due 02/28/2027	25,000	568,750
PennyMac Mortgage Investment Trust, 6.750%, due 08/24/2026	23,000	435,620
Priority Income Fund, Inc., 6.000%, 12/31/2026	6,825	151,958
Priority Income Fund, Inc., 6.125%, due 06/30/2028	12,851	285,827
Prospect Capital Corp., 5.350%, due 07/01/2026	15,000	240,900
Raymond James Financial, Inc., 6.375%, due 07/01/2024	11,118	278,285
Ready Capital Corp., 6.500%, due 06/30/2026	23,000	428,260
Ready Capital Corp., 7.000%, due 08/15/2023	15,000	376,800
Redwood Trust, Inc., 10.000%, due 04/15/2028	15,000	335,250
Reinsurance Group of America, Inc., 7.125%, due 10/15/2027	10,000	254,600
Rithm Capital Corp., 7.125%, due 08/15/2024	23,000	523,710
Steel Partners Holding LP., 6.000%, due 02/07/2026	20,000	466,000
Stifel Financial Corp., 4.500%, due 08/15/2026	20,000	325,800
Stifel Financial Corp., 6.125%, due 06/15/2025	5,000	122,150
Stifel Financial Corp., 6.250%, due 03/15/2024	15,000	341,550
Summit Hotel Properties, Inc., 6.250%, due 06/26/2023	20,000	415,000

See accompanying notes which are an integral part of the financial statements.

Semi-Annual Report | 5

ANCORA INCOME FUND

SCHEDULE OF INVESTMENTS as of June 30, 2023  (UNAUDITED) (CONTINUED)

	Shares	Value
Traditional Preferred Securities - 68.32% (Continued)
The Allstate Corp., 5.750%, due 08/15/2053	350,000	$ 344,424
The Allstate Corp., 7.375%, due 07/15/2028	38,300	1,023,759
The Bank of Nova Scotia, 8.625%, due 10/27/2027	500,000	519,278
The Goldman Sachs Group, Inc., 5.500%, due 6/26/2023	25,000	637,750
The Southern Co., 4.950%, due 01/30/2080	6,500	149,305
The Toronto Dominion Bank, 8.125%, due 10/31/2027	500,000	507,940
Wells Fargo & Co., 4.375%, due 03/15/2026	20,000	349,200
		23,844,942

TOTAL TRADITIONAL PREFERRED (Cost $26,204,224)		23,844,942

REIT Senior Securities - 2.53%
Pebblebrook Hotel Trust, 6.300%, Cumulative Preferred, Series F, 12/10/2021	25,000	487,000
UMH Properties, Inc., 6.375%, Series D	18,000	394,920
		881,920

TOTAL REIT SENIOR SECURITIES (Cost $989,511)		881,920

Common Stocks - 4.92%

Capital Markets - 1.07%
AllianceBernstein Holding LP	4,200	135,072
Carlyle Group, Inc.	7,500	239,625
		374,697
Equity Real Estate Investment Trusts - 0.43%
Arbor Realty Trust, Inc.	10,000	148,200
		148,200
Insurance - 0.63%
Prudential Financial, Inc.	2,500	220,550
		220,550
Multiline Retail - 1.4%
Franchise Group, Inc.	17,000	486,880
		486,880
Oil, Gas & Consumable Fuels - 1.4%
Devon Energy Corp.	3,000	145,020
Enterprise Products Partners LP	13,000	342,550
		487,570

COMMON STOCKS (Cost $1,803,850)		1,717,897

Money Market Funds - 7.47%
First American Funds Government Obligation Class Y 4.87% (a)	2,606,789	2,606,789
		2,606,789

TOTAL MONEY MARKET FUNDS (Cost $2,606,789)		2,606,789

TOTAL INVESTMENTS (Cost $37,492,152) 99.51%		34,729,661

Other Assets In Excess of Liabilities - 0.49%		170,227

TOTAL NET ASSETS - 100.00%		$34,899,888

(a) Variable rate security; the coupon rate shown represents the 7-day yield as of June 30, 2023.

See accompanying notes which are an integral part of the financial statements.

Semi-Annual Report | 6

ANCORA /THELEN SMALL-MID CAP FUND

 INVESTMENT OBJECTIVE:

THE ANCORA/THELEN SMALL-MID CAP FUND SEEKS TO OBTAIN CAPITAL APPRECIATION.

PORTFOLIO MANAGER:

Dan Thelen

Managing Director – Small-Mid Cap Equities, Ancora Advisors

_________________________

NET ASSETS:

$145.9 MILLION*

_________________________

INCEPTION DATE:

JANUARY 2, 2013

_________________________

TICKERS:

 CLASS I – AATIX

CLASS S - AATSX

________________________

MINIMUM INITIAL INVESTMENT:

 CLASS I – $5,000

CLASS S – $1,500,000

* As of June 30, 2023

TOP HOLDINGS: JUNE 30, 2023 (d)
NAME	% OF NET ASSETS
Vectrus, Inc.	3.83%
MDU Resources Group, Inc.	3.65%
APi Group Corp.	3.59%
Masterbrand, Inc.	3.30%
IAC/InterActive Corp.	3.23%
Crane NXT, Co.	3.04%
Fortune Brands Innovations, Inc.	2.99%
DT Midstream, Inc.	2.81%
Vistra Energy Corp.	2.73%
Vontier Corp.	2.34%

SECTOR DIVERSIFICATION: JUNE 30, 2023 (d)
NAME	% OF TOTAL INVESTMENTS
Industrials	29.66%
Financials	9.87%
Consumer Discretionary	9.58%
Information Technology	8.83%
Real Estate	7.95%
Communication Services	7.93%
Health Care	6.96%
Consumer Staples	5.82%
Energy	5.03%
Materials	3.27%
Utilities	3.12%
Money Market Funds	1.99%

TOTAL RETURNS: JUNE 30, 2023 (d)
	YTD 2023	ONE YEAR	THREE YEARS	FIVE YEARS	TEN YEARS	SINCE INCEP(a)
ANCORA/THELEN SMALL-MID CAP FUND – I (b)	10.02%	17.48%	15.76%	5.84%	8.24%	9.05%
ANCORA/THELEN SMALL-MID CAP FUND – S (b)	10.20%	17.77%	16.04%	6.11%	N/A	7.06%
RUSSELL 2500 INDEX (c)	8.79%	13.58%	12.29%	6.55%	9.38%	10.42%

a)

Inception data reflects the total return since 01/02/13 for Class I, and Russell 2500 Index and 06/19/2015 for Class S.

b)

Return figures reflect any change in price per share and assume the reinvestment of all distributions.

c)

The Russell 2500 Index, an unmanaged index, consists of 2500 stocks chosen for market size, liquidity, and industry group representation. It is market-value weighted (stock price times number of shares outstanding), with each stock’s weighting in the Index proportionate to its market value and not available for purchase. If you were to purchase the securities that make up this Index, your returns would be lower once fees and/or commissions are deducted.

d)

Data is unaudited.

The performance quoted represents past performance, which does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling 1-866-626-2672.

Semi-Annual Report | 7

ANCORA /THELEN SMALL-MID CAP FUND

PERFORMANCE ILLUSTRATION (UNAUDITED)

Growth of a $10,000 Investment

32,000
30,000
28,000
26,000
24,000
22,000
20,000
18,000
16,000
14,000
12,000
10,000
8,000
Ancora/Thelen Small-Mid Cap Fund- Class I
Russell 2500 Index
Incep *
Jun-13
Dec-13
Jun-14
Dec-14
Jun-15
Dec-15
Jun-16
Dec-16
Jun-17
Dec-17
Jun-18
Dec-18
Jun-19
Dec-19
Jun-20
Dec-20
Jun-21
Dec-21
Jun-22
Dec-22
Jun-23

* Inception: 1/2/13

The chart above assumes an initial investment of $1,000,000 made on January 2, 2013 (commencement of Fund operations) and held through June 30, 2023. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The returns shown assume the reinvestment of all distributions and do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Past performance is no guarantee of future results. Performance is unaudited.

Semi-Annual Report | 8

ANCORA /THELEN SMALL-MID CAP FUND

SCHEDULE OF INVESTMENTS as of June 30, 2023  (UNAUDITED)

	Shares	Value
Common Stocks - 98.47%

Aerospace & Defense - 3.83%
Vectrus, Inc.	112,663	$ 5,583,578
		5,583,578
Banks - 0.82%
First Internet Bancorp	24,010	356,549
Northrim BanCorp, Inc.	21,249	835,723
		1,192,272
Beverages - 1.44%
Primo Water Corp.	168,070	2,107,598
		2,107,598
Building Products - 6.28%
Fortune Brands Innovations, Inc.	60,543	4,356,069
Masterbrand, Inc.	413,422	4,808,098
		9,164,167
Capital Markets - 2.02%
Houlihan Lokey, Inc. Class A	13,976	1,373,981
Perella Weinberg Partners	94,775	789,476
Raymond James Financial, Inc.	7,593	787,926
		2,951,382
Chemicals - 0.23%
Rayonier Advanced Materials, Inc.	78,650	336,622
		336,622
Commercial Services & Supplies - 2.46%
Ritchie Bros. Auctioneers, Inc.	36,960	2,217,600
Thryv Holdings, Inc.	55,678	1,369,679
		3,587,279
Communication Equipment - 3.23%
IAC/InterActive Corp. (a)	74,934	4,705,855
		4,705,855
Construction & Engineering- 5.04%
APi Group Corp. (a) (c)	192,317	5,242,561
Arcosa, Inc.	27,819	2,107,846
		7,350,407
Construction Materials- 0.66%
KRC Materials, Inc.	22,066	959,871
		959,871
Distributors - 0.46%
Weyco Group, Inc	25,224	673,229
		673,229
Diversified Financial Services - 3.34%
Cannae Holdings, Inc.	108,938	2,201,637
Jackson Financial, Inc.	69,229	2,119,100
Voya Financial, Inc.	7,640	547,864
		4,868,601

See accompanying notes which are an integral part of the financial statements.

Semi-Annual Report | 9

ANCORA /THELEN SMALL-MID CAP FUND

SCHEDULE OF INVESTMENTS as of June 30, 2023  (UNAUDITED) (CONTINUED)

	Shares	Value
Electronic Equipment, Instruments & Comp - 2.34%
Vontier Corp.	106,050	$ 3,415,871
		3,415,871
Energy Equipment & Services- 1.26%
ChampionX Holding Inc. (a)	59,191	1,837,289
		1,837,289
Entertainment- 1.57%
Lions Gate Entertainment-B	117,000	976,950
Madison Square Garden Entertainment Corp.	16,100	541,282
Sphere Entertainment Co.	27,960	765,824
		2,284,056
Equity Real Estate Investment Trusts - 7.99%
Alpine Income Property Trust, Inc.	171,965	2,794,431
CTO Realty Growth, Inc.	114,278	1,958,725
Gaming and Leisure Properties, Inc.	31,826	1,542,288
Howard Hughes Corp	26,340	2,078,753
Postal Realty Trust, Inc.	43,248	636,178
PotlatchDeltic Corp.	50,044	2,644,825
		11,655,200
Food Products - 3.32%
Kellogg Co.	16,700	1,125,580
Nomad Foods Ltd.	171,543	3,005,433
Whole Earth Brands, Inc.	175,409	705,144
		4,836,158
Gas Utilities - 0.4%
RGC Resources, Inc.	29,003	580,930
		580,930
Ground Transportation - 0.29%
RXO, Inc.	18,490	419,168
		419,168
Health Care Equipment & Supplies - 1.16%
Enovis Corp.	16,056	1,029,511
Utah Medical Products, Inc.	7,178	668,990
		1,698,500
Health Care Providers & Services - 3.5%
Encompass Health Corp.	12,440	842,312
Enhabit, Inc.	50,047	575,541
Henry Schein, Inc. (a)	32,544	2,639,318
ModivCare, Inc.	7,800	352,638
The Pennant Group, Inc. (a)	56,342	691,880
		5,101,689
Hotels, Restaurants, & Leisure - 6.56%
Chuy's Holdings, Inc.	25,004	1,020,663
Dave & Buster's Entertainment, Inc.	27,470	1,224,063
Dine Brands Global, Inc.	8,610	499,638
Golden Entertainment, Inc.	39,936	1,669,325
Inspired Entertainment, Inc.	71,598	1,053,207

See accompanying notes which are an integral part of the financial statements.

Semi-Annual Report | 10

ANCORA /THELEN SMALL-MID CAP FUND

SCHEDULE OF INVESTMENTS as of June 30, 2023  (UNAUDITED) (CONTINUED)

	Shares	Value
Hotels, Restaurants, & Leisure - 6.56% (Continued)
PlayAGS, Inc.	229,747	$ 1,298,071
Travel N Leisure Co.	39,282	1,584,636
Wyndham Hotels & Resorts, Inc.	17,711	1,214,443
		9,564,046
Household Durables - 1.05%
Cavco Industries, Inc.	2,816	830,720
Hooker Furniture Corp.	37,932	707,811
		1,538,531
Household Products - 0.79%
Spectrum Brands Holdings, Inc.	14,830	1,157,482
		1,157,482
IT Services - 1.54%
Kyndryl Holding, Inc.	169,551	2,251,637
		2,251,637
Independent Power and Renewable - 2.73%
Vistra Energy Corp.	151,878	3,986,798
		3,986,798
Insurance - 2.01%
F&G Annuities & Life, Inc.	118,261	2,930,508
		2,930,508
Life Sciences Tools & Services - 1.32%
Charles River Laboratories International, Inc.	9,145	1,922,736
		1,922,736
Machinery - 8.31%
Crane Co.	27,537	2,454,097
Crane NXT Co.	78,484	4,429,637
ESAB Corp.	18,518	1,232,188
Hillman Solutions Corp.	129,400	1,165,894
John Bean Technologies Corp.	9,600	1,164,480
Mayville Engineering Company, Inc.	37,903	472,271
The Gorman-Rupp Co.	41,830	1,205,959
		12,124,526
Media - 1.53%
Advantage Solutions, Inc.	104,910	245,489
Liberty Braves Series C (a)	44,275	1,754,176
Liberty SiriusXM Series C (a)	7,080	231,728
		2,231,393
Metals & Mining - 0.65%
Osisko Gold Royalties, Ltd.	61,875	951,019
		951,019
Multi-Utilities- 3.65%
MDU Resources Group, Inc.	254,376	5,326,633
		5,326,633

See accompanying notes which are an integral part of the financial statements.

Semi-Annual Report | 11

ANCORA /THELEN SMALL-MID CAP FUND

SCHEDULE OF INVESTMENTS as of June 30, 2023  (UNAUDITED) (CONTINUED)

	Shares	Value
Oil, Gas & Consumable Fuels- 3.79%
Chesapeake Energy Corp.	17,054	$ 1,427,079
DT Midstream, Inc.	82,717	4,100,282
		5,527,360
Paper & Forest Products - 1.74%
Sylvamo Corp.	62,860	2,542,687
		2,542,687
Personal Products - 0.3%
BellRing Brands, Inc.	11,820	432,612
		432,612
Pharmaceuticals - 1.01%
Organon & Co.	70,980	1,477,094
		1,477,094
Professional Services - 2.34%
Alight, Inc. Class A	369,140	3,410,854
		3,410,854
Services - 0.7%
Liberty Latin America Ltd.	118,910	1,025,004
		1,025,004
Software - 0.23%
Consensus Cloud Solutions, Inc.	10,877	337,187
		337,187
Technology Harware, Storage & Peripheral - 1.71%
NCR Corp.	99,106	2,497,471
		2,497,471
Textiles, Apparel & Luxury Goods - 1.55%
Kontoor Brands, Inc.	11,542	485,918
Rocky Brands, Inc.	50,209	1,054,389
Wolverine World Wide, Inc.	49,332	724,687
		2,264,994
Thrifts & Mortgage Finance - 1.72%
Federal Agricultural Mortgage Corp.	17,485	2,513,294
		2,513,294
Trading Companies & Distributors - 1.57%
Distribution Solutions Group, Inc.	34,306	1,785,970
Ferguson PLC	3,230	508,111
		2,294,082

TOTAL COMMON STOCKS (Cost $127,157,886)		143,617,669

Money Market Funds - 2%
First American Funds Government Obligation Class Y 4.87% (b)	2,912,807	2,912,807
		2,912,807

TOTAL MONEY MARKET FUNDS (Cost $2,912,807)		2,912,807

See accompanying notes which are an integral part of the financial statements.

Semi-Annual Report | 12

ANCORA /THELEN SMALL-MID CAP FUND

SCHEDULE OF INVESTMENTS as of June 30, 2023  (UNAUDITED) (CONTINUED)

Value

TOTAL INVESTMENTS (Cost $130,070,694) 100.46%	$146,530,477

Liabilities In Excess of Other Assets - (0.46)%	(674,189)

TOTAL NET ASSETS - 100.00%	$145,856,288

(a) Non-income producing security

(b) Variable rate security; the coupon rate shown represents the 7-day yield as of June 30, 2023.

(c) ADR - American Depository Receipt

See accompanying notes which are an integral part of the financial statements.

Semi-Annual Report | 13

ANCORA MICROCAP FUND

INVESTMENT OBJECTIVE:

THE ANCORA MICROCAP FUND SEEKS TO OBTAIN CAPITAL APPRECIATION.

PORTFOLIO MANAGER:

Michael Santelli

Matt Scullen

Portfolio Manager, Ancora Advisors

_________________________

NET ASSETS:

$15.7 MILLION*

_________________________

INCEPTION DATE:

SEPTEMBER 2, 2008

_________________________

TICKERS:

CLASS I – ANCIX

________________________

MINIMUM INITIAL INVESTMENT:

CLASS I – $5,000

* As of June 30, 2023

TOP HOLDINGS: JUNE 30, 2023 (d)
NAME	% OF NET ASSETS
First American Funds Institutional Government Fund ClassY	7.77%
Crawford & Company CRD-A	5.37%
Silvercrest Asset Management Group, Inc.	4.04%
Smith & Wesson Brands, Inc.	3.56%
BG Staffing, Inc.	3.19%
Perma-Fix Environmental Services, Inc.	3.14%
Lakeland Industries, Inc.	3.05%
Nature's Sunshine Products, Inc.	2.92%
Karat Packaging Co.	2.89%
Computer Task Group, Inc.	2.83%

SECTOR DIVERSIFICATION: JUNE 30, 2023 (d)
NAME	% OF TOTAL INVESTMENTS
Financials	26.55%
Industrials	20.52%
Consumer Discretionary	15.63%
Information Technology	12.36%
Money Market Funds	7.78%
Energy	5.66%
Materials	4.18%
Consumer Staples	3.41%
Real Estate	3.16%
Health Care	0.76%

TOTAL RETURNS: JUNE 30, 2023 (d)
	YTD 2023	ONE YEAR	THREE YEARS	FIVE YEARS	TEN YEARS	SINCE INCEP(a)
ANCORA MICROCAP FUND - I(b)	14.82%	15.66%	24.60%	4.30%	8.28%	8.76%
RUSSELL MICROCAP INDEX(c)	2.32%	6.63%	9.09%	2.07%	7.29%	7.27%

a)

Inception data reflects the annualized return since 09/02/08.

b)

Return figures reflect any change in price per share and assume the reinvestment of all distributions.

c)

The Russell Microcap Index measures the performance of the Microcap segment of the U.S. equity market. It makes up less than 3% of the U.S. equity market. It includes 1,000 of the smallest securities in the small-cap Russell 2000 Index based on a combination of their market cap and current index membership. If you were to purchase the securities that make up this index, your return would be lower once fees and/or commissions are deducted.

d)

Data is unaudited.

The performance quoted represents past performance, which does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling 1-866-626-2672.

Semi-Annual Report | 14

ANCORA MICROCAP FUND

PERFORMANCE ILLUSTRATION (UNAUDITED)

The chart above assumes an initial investment of $10,000 made on September 2, 2008 (commencement of Fund operations) and held through June 30, 2023. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The returns shown assume the reinvestment of all distributions and do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Past performance is no guarantee of future results. Performance is unaudited.

Semi-Annual Report | 15

ANCORA MICROCAP FUND

SCHEDULE OF INVESTMENTS as of June 30, 2023  (UNAUDITED)

	Shares	Value
Common Stocks - 88.5%

Aerospace & Defense - 1.53%
AerSale Corp.	16,370	$ 240,639
		240,639
Banks - 3.13%
The First of Long Island Corp.	12,731	153,027
First Internet Bancorp	13,619	202,242
Hingham Institution for Savings	649	138,354
		493,623
Building Products - 0.71%
Masterbrand, Inc.	9,666	112,416
		112,416
Capital Markets - 12.41%
180 Degree Capital Corp.	43,812	194,963
Diamond Hill Investment Group, Inc. Class A	1,418	242,903
Donnelley Financial Solutions, Inc.	5,850	266,351
Heritage Global, Inc.	70,383	254,786
Newtek Business Services Corp.	22,514	357,973
Silvercrest Asset Management Group, Inc.	31,425	636,356
		1,953,333
Commercial Services & Supplies - 3.14%
Perma-Fix Environmental Services, Inc.	44,972	493,793
		493,793
Communication Equipment- 1.65%
Aviat Networks, Inc. (a)	5,815	194,047
PCTEL, Inc.	13,847	66,396
		260,443
Construction & Engineering - 4.63%
Concrete Pumping Holdings, Inc.	23,898	191,901
Orion Group Holdings, Inc.	118,179	332,083
Sterling Construction Co., Inc.	3,669	204,730
		728,714
Diversified Financial Services - 1.55%
TIPTREE, Inc. (a)	16,223	243,507
		243,507
Electrical Equipment, Instruments & Comp - 2.74%
Iteris, Inc. (a)	42,239	167,266
Richardson Electronics Ltd.	16,024	264,396
		431,662
Energy Equipment & Services-0.57%
Independence Contract Drilling, Inc.	33,121	90,420
		90,420
Equity Real Estate Investment Trusts - 2.26%
Postal Realty Trust, Inc.	24,214	356,188
		356,188

See accompanying notes which are an integral part of the financial statements.

Semi-Annual Report | 16

ANCORA MICROCAP FUND

SCHEDULE OF INVESTMENTS as of June 30, 2023  (UNAUDITED) (CONTINUED)

	Shares	Value
Food Products - 0.48%
Coffee Holding Company, Inc. (a)	54,308	$ 75,488
		75,488
Health Care Providers & Services - 0.76%
Psychemedics Corp.	26,088	118,961
		118,961
Household Durables - 2.65%
Flexsteel Industries, Inc.	21,859	417,725
		417,725
IT Services - 5.43%
Computer Task Group, Inc.	58,489	445,101
International Money Express, Inc.	14,807	363,216
PFSweb, Inc.	10,491	47,419
		855,736
Insurance - 5.37%
Crawford & Co. (CRD-A)	76,278	845,923
		845,923
Internet & Direct Marketing Retail - 2.27%
Polished.com, Inc.	776,493	357,187
		357,187
Leisure Products - 3.56%
Smith & Wesson Brands, Inc.	42,965	560,264
		560,264
Machinery - 0.53%
LB Foster Co.	5,865	83,752
		83,752
Marine - 3.89%
Eagle Bulk Shipping, Inc.	5,775	277,431
Genco Shipping & Trading Ltd.	23,893	335,219
		612,650
Metals & Mining -1.67%
Endeavour Silver Corp. (a)	27,796	80,330
Universal Stainless & Alloy Products, Inc. (a)	18,807	263,486
		343,817
Oil, Gas & Consumable Fuels - 7.08%
Alto Ingredients, Inc. (a)	108,706	314,160
Adams Resources & Energy, Inc.	3,473	122,076
Pason Systems, Inc.	12,069	106,207
Teekay Tankers Ltd. (a)	3,981	152,194
Vaalco Energy, Inc. (a)	111,635	419,748
		1,114,385
Personal Products - 2.92%
Nature's Sunshine Products, Inc.	33,730	460,415
		460,415

See accompanying notes which are an integral part of the financial statements.

Semi-Annual Report | 17

ANCORA MICROCAP FUND

SCHEDULE OF INVESTMENTS as of June 30, 2023  (UNAUDITED) (CONTINUED)

	Shares	Value
Professional Services - 4.24%
Acacia Research Corp. (a)	39,990	$ 166,358
BG Staffing, Inc.	52,655	501,802
		668,161
Real Estate Management & Development - 0.9%
LuxUrban Hotels, Inc	44,742	140,937
		140,937
Semiconductors & Semiconductor Equipment- 1.59%
Amtech Systems, Inc. (a)	21,809	208,494
AXT, Inc.	12,366	42,539
		251,033
Software - 1.43%
Allot Communications Ltd. (a)	44,024	139,116
Intellicheck, Inc.	34,939	86,299
		225,415
Specialty Retail - 0.98%
America's Car-Mart, Inc. (a)	1,551	154,759
		154,759
Technology Harware, Storage & Peripheral Total - 1.8%
CoreCard Corp.	1,899	48,159
Immersion Corp.	33,187	234,964
		283,123
Textiles, Apparel, & Luxury Goods - 6.15%
Culp, Inc. (a)	44,535	221,339
Lakeland Industries, Inc. (a)	33,369	480,180
Movado Group, Inc. (a)	9,965	267,361
		968,880
Thrifts & Mortgage Finance - 0.71%
Federal Agricultural Mortgage Corp.	777	111,686
		111,686
Trading Companies & Distributors - 2.89%
Karat Packaging Co.	24,922	454,827
		454,827

TOTAL COMMON STOCKS (Cost $13,846,506)		14,509,859

Warrant - 0.00%

Household Durables - 0.00%
Zagg/Cvr.Us	71,453	-
TOTAL WARRANT (Cost $0)		-

Money Market Funds - 7.77%
First American Funds Institutional Government Fund Class Y (b)	1,223,686	1,223,686
		1,223,686

TOTAL MONEY MARKET FUNDS (Cost $1,223,686)		1,223,686

See accompanying notes which are an integral part of the financial statements.

Semi-Annual Report | 18

ANCORA MICROCAP FUND

SCHEDULE OF INVESTMENTS as of June 30, 2023  (UNAUDITED) (CONTINUED)

Value

TOTAL INVESTMENTS (Cost $15,070,192) 99.92%	$15,733,545

Other Assets In Excess of Liabilities - 0.08%	12,526

TOTAL NET ASSETS - 100.00%	$15,746,071

(a) Non-income producing security

(b) Variable rate security; the coupon rate shown represents the 7-day yield as of June 30, 2023.

See accompanying notes which are an integral part of the financial statements.

Semi-Annual Report | 19

ANCORA DIVIDEND VALUE EQUITY FUND

 INVESTMENT OBJECTIVE:

THE ANCORA DIVIDEND VALUE EQUITY FUND SEEKS TO PROVIDE GROWTH OF INCOME AND LONG-TERM CAPITAL APPRECIATION.

PORTFOLIO MANAGERS:

Sonia Mintun

David Sowerby

Tom Kennedy

Portfolio Manager, Ancora Advisors

_________________________

NET ASSETS:

$38.3 MILLION*

_________________________

INCEPTION DATE:

May 7, 2019

_________________________

TICKERS:

CLASS I – ADEIX

________________________

MINIMUM INITIAL INVESTMENT:

CLASS I – $5,000

* As of June 30, 2023

TOP HOLDINGS: JUNE 30, 2023 (d)
NAME	% OF NET ASSETS
Broadcom, Inc.	6.38%
First American Funds Institutional Government Fund Class Y	5.62%
Microsoft Corp.	5.50%
Apple, Inc.	5.11%
UnitedHealth Group, Inc.	4.45%
Chevron Corp.	4.32%
AbbVie, Inc.	4.31%
JP Morgan Chase & Co.	4.21%
Johnson & Johnson	4.07%
The Home Depot, Inc.	3.96%

SECTOR DIVERSIFICATION: JUNE 30, 2023 (d)
NAME	% OF TOTAL INVESTMENTS
Information Technology	21.68%
Health Care	15.74%
Consumer Discretionary	13.84%
Financials	13.56%
Industrials	11.71%
Energy	7.75%
Money Market Funds	5.62%
Consumer Staples	5.46%
Materials	2.50%
Real Estate	2.12%

TOTAL RETURNS: JUNE 30, 2023 (d)
	YTD 2023	ONE YEAR	THREE YEARS	SINCE INCEP(a)
ANCORA DIVIDEND VALUE EQUITY - I(b)	5.16%	10.72%	13.29%	9.56%
RUSSELL 1000 VALUE INDEX(c)	5.12%	11.54%	14.30%	7.95%

a)

Inception data reflects the return since 05/07/2019.

b)

Return figures reflect any change in price per share and assume the reinvestment of all distributions.

c)

The Russell 1000 Value Index is designed to be a measure of the large and mid-sized capitalization companies in the United States equities market.  The index is a composite of roughly 1,000 securities issued by the largest companies in the U.S. in terms of market capitalization.  The Russell 1000 Value Index is a subset of the securities found in the Russell 1000.

d)

Data is unaudited.

The performance quoted represents past performance, which does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling 1-866-626-2672.

Semi-Annual Report | 20

ANCORA DIVIDEND VALUE EQUITY FUND

PERFORMANCE ILLUSTRATION (UNAUDITED)

The chart above assumes an initial investment of $1,000,000 made on May 7, 2019 (commencement of Fund operations) and held through June 30, 2023. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The returns shown assume the reinvestment of all distributions and do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Past performance is no guarantee of future results. Performance is unaudited.

Semi-Annual Report | 21

ANCORA DIVIDEND VALUE EQUITY FUND

SCHEDULE OF INVESTMENTS as of June 30, 2023  (UNAUDITED)

	Shares	Value
Common Stocks - 94.39%

Aerospace & Defense - 2.21%
L3Harris Technologies, Inc.	4,325	$ 846,705
		846,705
Automobiles - 1.51%
General Motors Co.	14,945	576,279
		576,279
Banks - 6.79%
Bank of America Corp.	34,499	989,776
JP Morgan Chase & Co.	11,071	1,610,166
		2,599,943
Capital Markets - 4.61%
BlackRock, Inc.	1,050	725,697
Houlihan Lokey, Inc. Class A	10,556	1,037,760
		1,763,457
Chemicals - 2.5%
Linde Plc.	1,516	577,717
Mosaic Co.	10,850	379,750
		957,467
Consumer Finance - 2.16%
Discover Financial Services	7,085	827,882
		827,882
Electrical Equipment - 3.64%
Eaton Corporation Plc.	6,925	1,392,618
		1,392,618
Equity Real Estate Investment Trusts-2.12%
Weyerhaeuser Co.	24,235	812,115
		812,115
Food Products - 3.36%
Nestlé S.A.	10,675	1,284,736
		1,284,736
Health Care Providers & Services - 7.37%
CVS Health Corp.	16,140	1,115,758
UnitedHealth Group, Inc.	3,543	1,702,908
		2,818,666
Hotels, Restaurants & Leisure - 6.22%
Marriott International, Inc.	3,525	647,507
McDonalds Corp.	4,600	1,372,686
Wyndham Hotels & Resorts, Inc.	5,240	359,307
		2,379,500
Household Products - 2.1%
Procter & Gamble Co.	5,300	804,222
		804,222
IT Services - 3.65%
Accenture Plc.	4,526	1,396,633
		1,396,633

See accompanying notes which are an integral part of the financial statements.

Semi-Annual Report | 22

ANCORA DIVIDEND VALUE EQUITY FUND

SCHEDULE OF INVESTMENTS as of June 30, 2023  (UNAUDITED) (CONTINUED)

	Shares	Value
Industrial Conglomerates - 3.8%
Honeywell International, Inc.	7,000	$ 1,452,500
		1,452,500
Industrials - 2.07%
General Dynamics Corp.	3,675	790,676
		790,676
Oil, Gas & Consumable Fuels - 7.76%
Chevron Corp.	10,500	1,652,175
EOG Resources, Inc.	11,500	1,316,060
		2,968,235
Pharmaceuticals - 8.38%
AbbVie, Inc.	12,250	1,650,443
Johnson & Johnson	9,405	1,556,716
		3,207,158
Semiconductors & Semiconductor Equipment - 7.43%
Broadcom, Inc.	2,814	2,440,948
Texas Instruments, Inc.	2,240	403,245
		2,844,193
Software - 5.5%
Microsoft Corp.	6,175	2,102,835
		2,102,835
Specialty Retail - 3.96%
The Home Depot, Inc.	4,875	1,514,370
		1,514,370
Technology Harware, Storage & Peripheral - 5.11%
Apple, Inc.	10,075	1,954,248
		1,954,248
Textiles, Apparel & Luxury Goods - 2.16%
NIKE, Inc.	7,505	828,327
		828,327

TOTAL COMMON STOCKS (Cost $26,576,403)		36,122,765

Money Market Funds - 5.62%
First American Funds Government Obligation Class Y 4.87% (a)	2,152,442	2,152,442
		2,152,442

TOTAL MONEY MARKET FUNDS (Cost $2,152,442)		2,152,442

TOTAL INVESTMENTS (Cost $28,728,845) 100.02%		38,275,207

Liabilities In Excess of Other Assets - (0.02)%		(7,721)

TOTAL NET ASSETS - 100.00%		$38,267,486

(a) Variable rate security; the coupon rate shown represents the 7-day yield as of June 30, 2023.

See accompanying notes which are an integral part of the financial statements.

Semi-Annual Report | 23

FINANCIAL REVIEW

STATEMENTS OF ASSETS & LIABILITIES – As of June 30, 2023 (Unaudited)

Ancora Income Fund	Ancora/Thelen Small-Mid Cap Fund	Ancora MicroCap Fund	Ancora Dividend Value Equity Fund
Assets				
Investments in securities:				
At Cost	$37,492,152	$130,070,694	$15,070,192	$28,728,845
At Fair Value	$34,729,661	$146,530,477	$15,733,545	$38,275,207
Cash	-	-	1,000	-
Dividends and interest receivable	194,671	109,782	8,453	11,990
Receivable for investments sold	-	272,666	42,333	-
Shareholder subscription receivable	1,748	22,295	4,314	16,204
Prepaid expenses	9,749	14,359	5,814	8,016
Total assets	34,935,829	146,949,579	15,795,459	38,311,417
Liabilities				
Payable for investments purchased	-	835,083	17,185	-
Shareholder redemptions payable	-	109,424	54	245
Payable to advisor	13,763	107,556	10,576	19,136
Administration fees payable	2,753	11,622	1,253	3,078
Shareholder servicing fees payable	275	782	125	308
Trustee fees payable	3,611	3,452	3,352	3,501
Accrued expenses	15,539	25,372	16,843	17,663
Total liabilities	35,941	1,093,291	49,388	43,931
Net Assets:	$34,899,888	$145,856,288	$15,746,071	$38,267,486
(unlimited number of shares authorized, no par value)				
Net Assets consist of:				
Paid in capital	41,565,731	127,632,341	14,402,261	28,736,703
Distributable Earnings (Accumulated Losses)	(6,665,843)	18,223,947	1,343,810	9,530,783
Net Assets	$34,899,888	$145,856,288	$15,746,071	$38,267,486
Class I:				
Net assets applicable to Class I shares	$34,899,888	$ 97,907,839	$15,746,071	$38,267,486
Shares outstanding (unlimited number of shares authorized, no par value)	5,217,772	6,192,333	991,374	2,761,861
Net asset value, offering price, and redemption price per share	$ 6.69	$ 15.81	$ 15.88	$ 13.86
Minimum Redemption Price Per Share (a) (NAV * 98%)	$ 6.56	$ 15.49	$ 15.56	$ 13.58
Class S:				
Net assets applicable to Class S shares	$ -	$ 47,948,449	$ -	$ -
Shares outstanding (unlimited number of shares authorized, no par value)	-	2,938,793	-	-
Net asset value, offering price, and redemption price per share	$ -	$ 16.32	$ -	$ -
Minimum Redemption Price Per Share (a) (NAV * 98%)	$ -	$ 15.99	$ -	$ -

(a) The Funds will impose a 2.00% redemption fee on shares redeemed within 90 days of purchase.

See accompanying notes which are an integral part of the financial statements.

Semi-Annual Report | 24

FINANCIAL REVIEW

STATEMENTS OF OPERATIONS – For the six months ended June 30, 2023 (Unaudited)

(a) Net of foreign taxes withheld $0, $8,209, $0, and $3,661, respectively

See accompanying notes which are an integral part of the financial statements.

Semi-Annual Report | 25

FINANCIAL REVIEW

STATEMENTS OF CHANGES IN NET ASSETS

See accompanying notes which are an integral part of the financial statements.

Semi-Annual Report | 26

FINANCIAL REVIEW

STATEMENTS OF CHANGES IN NET ASSETS

See accompanying notes which are an integral part of the financial statements.

Semi-Annual Report | 27

FINANCIAL REVIEW

STATEMENT OF CHANGES IN NET ASSETS

Ancora MicroCap Fund	
	(Unaudited) Six Months Ended June 30, 2023	Year Ended December 31, 2022
Increase (decrease) in Net Assets from Operations		
Net investment income	$ 55,331	$ 88,471
Net realized gain on unaffiliated investment securities	823,598	1,456,068
Net change in unrealized appreciation (depreciation) on unaffiliated investment securities	1,134,704	(2,746,277)
Net increase (decrease) in net assets resulting from operations	2,013,633	(1,201,738)
Capital Share Transactions - Class I		
Proceeds from sale of shares	593,888	1,365,056
Redemption fees	-	-
Shares redeemed	(379,712)	(1,393,102)
Net increase (decrease) in net assets resulting from capital share transactions	214,176	(28,046)
Total increase (decrease) in net assets	2,227,809	(1,229,784)
Net Assets		
Beginning of period/year	$ 13,518,262	$ 14,748,046
End of period/year	$ 15,746,071	$ 13,518,262
Capital Share Transactions - I Shares		
Shares sold	39,343	93,654
Shares repurchased	(25,176)	(98,419)
Net increase (decrease) from capital share transactions	14,167	(4,765)

See accompanying notes which are an integral part of the financial statements.

Semi-Annual Report | 28

FINANCIAL REVIEW

STATEMENT OF CHANGES IN NET ASSETS

See accompanying notes which are an integral part of the financial statements.

Semi-Annual Report | 29

FINANCIAL REVIEW

FINANCIAL HIGHLIGHTS FOR A FUND SHARE OUTSTANDING – throughout each year/period

Ancora Income Fund

CLASS I SHARES	(Unaudited) Six Months Ended 6/30/2023	Year Ended 12/31/2022	Year Ended 12/31/2021	Year Ended 12/31/2020	Year Ended 12/31/2019	Year Ended 12/31/2018
Selected Per Share Data						
Net asset value, beginning of period/year	$ 6.64	$ 8.08	$ 7.74	$ 7.92	$ 7.42	$ 8.19
Income from investment operations						
Net investment income (a)	0.22	0.38	0.35	0.25	0.30	0.30
Net realized and unrealized gain (loss)	0.01	(1.46)	0.35	0.01 (f)	0.68	(0.57)
Total from investment operations	0.23	(1.08)	0.70	0.26	0.98	(0.27)
Less Distributions to shareholders:						
From net investment income	(0.18)	(0.36)	(0.35)	(0.23)	(0.35)	(0.32)
From net realized gain	-	-	-	-	-	-
From return of capital	-	-	(0.01)	(0.21)	(0.13)	(0.18)
Total distributions	(0.18)	(0.36)	(0.36)	(0.44)	(0.48)	(0.50)
Paid in capital from redemption fees	- (e)	- (e)	- (e)	- (e)	- (e)	- (e)
Net asset value, end of period/year	$ 6.69	$ 6.64	$ 8.08	$ 7.74	$ 7.92	$ 7.42
Total Return (b)	3.47% (h)	(13.59)%	9.22%	3.72%	13.46%	(3.40)%
Ratios and Supplemental Data						
Net assets, end of period/year (000)	$ 34,900	$ 32,047	$ 36,588	$ 20,071	$ 36,116	$ 28,088
Ratio of expenses to average net assets (c)	0.94% (g)	0.93%	1.03%	1.29%	1.28%	1.29%
Ratio of expenses to average net assets before waiver & reimbursement (c)	0.94% (g)	0.93%	1.03%	1.54%	1.53%	1.49%
Ratio of net investment income to average net assets (c) (d)	6.48% (g)	5.31%	4.43%	3.39%	3.82%	3.78%
Ratio of net investment income to average net assets before waiver & reimbursement (c) (d)	6.48% (g)	5.31%	4.43%	3.13%	3.57%	3.57%
Portfolio turnover rate	32.38% (h)	41.39%	40.56%	84.20%	103.17%	56.98%

(a) Net investment income per share is based on average shares outstanding.

(b) Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(c) These ratios exclude the impact of expenses of the underlying security holdings as represented in the schedule of investments.

(d) Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(e) Amount is less than $0.005.

(f) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(g) Annualized

(h) Not Annualized

See accompanying notes which are an integral part of the financial statements.

Semi-Annual Report | 30

FINANCIAL REVIEW

FINANCIAL HIGHLIGHTS FOR A FUND SHARE OUTSTANDING – throughout each year/period

Ancora/Thelen Small-Mid Cap Fund

CLASS I SHARES	(Unaudited) Six Months Ended 6/30/2023	Year Ended 12/31/2022	Year Ended 12/31/2021	Year Ended 12/31/2020	Year Ended 12/31/2019	Year Ended 12/31/2018
Selected Per Share Data						
Net asset value, beginning of period/year	$ 14.37	$ 17.77	$ 17.59	$ 15.73	$ 12.60	$ 15.55
Income from investment operations						
Net investment income (a)	0.05	0.08	0.04	0.06	0.00 (e)	0.00 (e)
Net realized and unrealized gain (loss)	1.39	(3.16)	4.24	1.85	3.14	(1.99)
Total from investment operations	1.44	(3.08)	4.28	1.91	3.14	(1.99)
Less Distributions to shareholders:						
From net investment income	-	-	(0.08)	(0.05)	(0.01)	(0.03)
From net realized gain	-	(0.32)	(4.02)	-	-	(0.93)
Total distributions	-	(0.32)	(4.10)	(0.05)	(0.01)	(0.96)
Paid in capital from redemption fees	-	- (e)	- (e)	- (e)	- (e)	- (e)
Net asset value, end of period/year	$ 15.81	$ 14.37	$ 17.77	$ 17.59	$ 15.73	$ 12.60
Total Return (b)	10.02% (g)	(17.32)%	24.43%	12.13%	24.90%	(12.69)%
Ratios and Supplemental Data						
Net assets, end of period/year (000)	$ 97,908	$ 92,409	$ 114,458	$ 94,483	$ 95,539	$ 81,001
Ratio of expenses to average net assets (c)	1.23% (f)	1.25%	1.22%	1.26%	1.27%	1.27%
Ratio of expenses to average net assets before waiver & reimbursement (c)	1.23% (f)	1.25%	1.22%	1.26%	1.27%	1.27%
Ratio of net investment income (loss) to average net assets (c) (d)	0.73% (f)	0.51%	0.17%	0.44%	0.03%	(0.01)%
Ratio of net investment income (loss) to average net assets before waiver & reimbursement (c) (d)	0.73% (f)	0.51%	0.17%	0.44%	0.03%	(0.01)%
Portfolio turnover rate	45.24% (g)	86.41%	85.44%	77.21%	92.93%	51.97%

(a) Net investment income per share is based on average shares outstanding.

(b) Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(c) These ratios exclude the impact of expenses of the underlying security holdings as represented in the schedule of investments.

(d) Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(e) Amount is less than $0.005.

(f) Annualized

(g) Not Annualized

See accompanying notes which are an integral part of the financial statements.

Semi-Annual Report | 31

FINANCIAL REVIEW

FINANCIAL HIGHLIGHTS FOR A FUND SHARE OUTSTANDING – throughout each year/period

Ancora MicroCap Fund

CLASS I SHARES	(Unaudited) Six Months Ended 6/30/2023	Year Ended 12/31/2022	Year Ended 12/31/2021	Year Ended 12/31/2020	Year Ended 12/31/2019	Year Ended 12/31/2018
Selected Per Share Data						
Net asset value, beginning of period/year	$ 13.83	$ 15.02	$ 10.93	$ 10.45	$ 9.55	$ 14.09
Income from investment operations						
Net investment income (loss) (a)	0.06	0.09	(0.05)	(0.05)	(0.09)	(0.09)
Net realized and unrealized gain (loss)	1.99	(1.28)	4.14	0.53	1.15	(3.10)
Total from investment operations	2.05	(1.19)	4.09	0.48	1.06	(3.19)
Less Distributions to shareholders:						
From net investment income	-	-	-	-	-	-
From net realized gain	-	-	-	-	(0.16)	(1.35)
Total distributions	-	-	-	-	(0.16)	(1.35)
Paid in capital from redemption fees	-	-	- (c)	-	- (c)	- (c)
Net asset value, end of period/year	$ 15.88	$ 13.83	$ 15.02	$ 10.93	$ 10.45	$ 9.55
Total Return (b)	14.82% (e)	(7.92)%	37.42%	4.59%	11.09%	(22.37)%
Ratios and Supplemental Data						
Net assets, end of period/year (000)	$ 15,746	$ 13,518	$ 14,748	$ 10,646	$ 18,560	$ 18,164
Ratio of expenses to average net assets	1.60% (d)	1.60%	1.60%	1.60%	1.60%	1.55%
Ratio of expenses to average net assets before waiver & reimbursement	1.75% (d)	1.85%	1.85%	1.97%	1.72%	1.55%
Ratio of net investment income (loss) to average net assets	0.76% (d)	0.62%	(0.36)%	(0.54)%	(0.82)%	(0.66)%
Ratio of net investment income (loss) to average net assets before waiver & reimbursement	0.61% (d)	0.37%	(0.61)%	(0.91)%	(0.94)%	(0.66)%
Portfolio turnover rate	17.41% (e)	45.19%	41.73%	19.95%	25.56%	31.20%

(a) Net investment income (loss) per share is based on average shares outstanding.

(b) Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(c) Amount is less than $0.005.

(d) Annualized

(e) Not Annualized

See accompanying notes which are an integral part of the financial statements.

Semi-Annual Report | 32

FINANCIAL REVIEW

FINANCIAL HIGHLIGHTS FOR A FUND SHARE OUTSTANDING – throughout each year/period

Ancora Dividend Value Equity Fund

CLASS I SHARES	(Unaudited) Six Months Ended 6/30/2023	Year Ended 12/31/2022	Year Ended 12/31/2021	Year Ended 12/31/2020	Period Ended 12/31/2019 (g)
Selected Per Share Data					
Net asset value, beginning of year/period	$ 13.24	$ 15.16	$ 12.04	$ 11.21	$ 10.00
Income from investment operations					
Net investment income (a)	0.13	0.19	0.14	0.15	0.11
Net realized and unrealized gain (loss)	0.55	(1.92)	3.14	0.83	1.19
Total from investment operations	0.68	(1.73)	3.28	0.98	1.30
Less Distributions to shareholders:					
From net investment income	(0.06)	(0.17)	(0.14)	(0.14)	(0.09)
From net realized gain	-	(0.02)	(0.02)	(0.01)	-
Total distributions	(0.06)	(0.19)	(0.16)	(0.15)	(0.09)
Paid in capital from redemption fees	- (h)	- (h)	- (h)	- (h)	- (h)
Net asset value, end of year/period	$ 13.86	$ 13.24	$ 15.16	$ 12.04	$ 11.21
Total Return (b)	5.16% (f)	(11.41)%	27.36%	8.95%	12.98% (f)
Ratios and Supplemental Data					
Net assets, end of year/period (000)	$ 38,267	$ 36,935	$ 37,670	$ 28,838	$ 20,841
Ratio of expenses to average net assets (c)	1.00% (e)	1.00%	1.00%	1.00%	1.00% (e)
Ratio of expenses to average net assets before waiver & reimbursement (c)	1.15% (e)	1.17%	1.21%	1.33%	1.40% (e)
Ratio of net investment income to average net assets (c) (d)	1.99% (e)	1.36%	1.04%	1.47%	1.56% (e)
Ratio of net investment income to average net assets before waiver & reimbursement (c) (d)	1.84% (e)	1.20%	0.83%	1.14%	1.16% (e)
Portfolio turnover rate	4.51% (f)	13.28%	11.90%	9.50%	12.54% (f)

(a) Net investment income per share is based on average shares outstanding.

(b) Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(c) These ratios exclude the impact of expenses of the underlying security holdings as represented in the schedule of investments.

(d) Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(e) Annualized

(f) Not Annualized

(g) For period May 7, 2019 (commencement of operations) through December 31, 2019.

(h) Amount is less than $0.005.

See accompanying notes which are an integral part of the financial statements.

Semi-Annual Report | 33

FINANCIAL REVIEW

FINANCIAL HIGHLIGHTS FOR A FUND SHARE OUTSTANDING – throughout each period/year

Ancora/Thelen Small-Mid Cap Fund

CLASS S SHARES	(Unaudited) Six Months Ended 6/30/2023	Year Ended 12/31/2022	Year Ended 12/31/2021	Year Ended 12/31/2020	Year Ended 12/31/2019	Year Ended 12/31/2018
Selected Per Share Data						
Net asset value, beginning of period/year	$ 14.81	$ 18.26	$ 17.97	$ 16.06	$ 12.86	$ 15.85
Income from investment operations						
Net investment income (a)	0.08	0.11	0.09	0.11	0.04	0.05
Net realized and unrealized gain (loss)	1.43	(3.24)	4.34	1.89	3.21	(2.06)
Total from investment operations	1.51	(3.13)	4.43	2.00	3.25	(2.01)
Less Distributions to shareholders:						
From net investment income	-	-	(0.12)	(0.09)	(0.05)	(0.05)
From net realized gain	-	(0.32)	(4.02)	-	-	(0.93)
Total distributions	-	(0.32)	(4.14)	(0.09)	(0.05)	(0.98)
Net asset value, end of period/year	$ 16.32	$ 14.81	$ 18.26	$ 17.97	$ 16.06	$ 12.86
Total Return (b)	10.20% (f)	(17.13)%	24.75%	12.46%	25.24%	(12.53)%
Ratios and Supplemental Data						
Net assets, end of period/year (000)	$ 47,948	$ 42,794	$ 63,491	$ 50,281	$ 43,603	$ 26,573
Ratio of expenses to average net assets (c)	1.00% (e)	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of expenses to average net assets before waiver & reimbursement (c)	1.22% (e)	1.24%	1.21%	1.25%	1.25%	1.27%
Ratio of net investment income to average net assets (c) (d)	0.98% (e)	0.72%	0.40%	0.75%	0.29%	0.36%
Ratio of net investment income to average net assets before waiver & reimbursement (c) (d)	0.76% (e)	0.49%	0.19%	0.49%	0.04%	0.09%
Portfolio turnover rate	45.24% (f)	86.41%	85.44%	77.21%	92.93%	51.97%

(a) Net investment income per share is based on average shares outstanding.

(b) Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(c) These ratios exclude the impact of expenses of the underlying security holdings as represented in the schedule of investments.

(d) Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(e) Annualized

(f) Not Annualized

See accompanying notes which are an integral part of the financial statements.

Semi-Annual Report | 34

FINANCIAL REVIEW

Ancora Trust

Notes to the Financial Statements (UNAUDITED)

June 30, 2023

NOTE 1. ORGANIZATION

Ancora Income Fund (the “Income Fund”), Ancora/Thelen Small-Mid Cap Fund (the “Small-Mid Cap Fund”), Ancora MicroCap Fund (the “MicroCap Fund”), and Ancora Dividend Value Equity Fund (the “Dividend Value Equity Fund”), (each, a “Fund” and collectively, the “Funds”) are each a separate series of Ancora Trust (the “Trust”), an Ohio business trust under a Declaration of Trust dated August 20, 2003. The Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest representing interests in separate funds of securities, and it permits the Trust to offer separate classes of each such series. The Income Fund’s investment objective is to obtain a high level of income, with a secondary objective of capital appreciation. The Small-Mid Cap Fund’s investment objective is to obtain capital appreciation in the value of its shares. The MicroCap Fund’s investment objective is to obtain capital appreciation in the value of its shares. The Dividend Value Equity Fund’s investment objective is to provide growth of income and long-term capital appreciation. Each Fund is an “open-end” management investment company as defined in the Investment Company Act of 1940, as amended (the “1940 Act”). Each Fund is a “diversified” company as defined in the 1940 Act.  The Board of Trustees (the “Board”) of the Trust has authorized that shares of the Funds may be offered in two classes: Class I and Class S. Class S shares are currently offered in the Small-Mid Cap Fund only. Class I and Class S shares are identical, except as to minimum investment requirements and the services offered to and expenses borne by each class. Class S and Class I shares are offered continuously at net asset value (“NAV”). Class I shares are subject to shareholder service fees. Class I and Class S shares are subject to a contractual limit on total operating expenses. Income and realized/unrealized gains or losses are allocated to each class based on relative net assets. The investment advisor of the Funds is Ancora Advisors LLC (the “Advisor”).

The Funds will deduct a 2% redemption fee from redemption proceeds if shares are purchased and then redeemed within 90 days.  For the six months ended June 30, 2023, the Income Fund – Class I collected $963 in redemption fees.  For the six months ended June 30, 2023, the Small-Mid Cap Fund – Class I and Class S did not collect any redemption fees.  For the six months ended June 30, 2023, the MicroCap Fund – Class I did not collect any redemption fees. For the six months ended June 30, 2023, the Dividend Value Equity Fund – Class I collected $473 in redemption fees.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the U.S. (“GAAP”).

Semi-Annual Report | 35

FINANCIAL REVIEW

Ancora Trust

Notes to the Financial Statements (UNAUDITED) (CONTINUED)

June 30, 2023

Security Valuation - All investments in securities are recorded at their estimated fair value, as described in Note 3.

Use Of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting year.  Actual results could differ from those estimates.

Federal Income Taxes - The Funds’ policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of their taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Funds’ policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Funds’ policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Funds recognize the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed. Funds identify their major tax jurisdiction as U.S. Federal; however the Funds’ are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

As of and during the six months ended June 30, 2023, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalty, if any, related to recognized tax benefits or income tax expense on the Statements of Operations. During the six months ended June 30, 2023, the Funds did not incur any interest or penalties.

Distributions To Shareholders – The Income Fund intends to distribute substantially all of its net investment income, if any, as dividends to its shareholders on a monthly basis.  The MicroCap Fund, Small-Mid Cap Fund, and Dividend Value Equity Fund intend to distribute substantially all of their net investment income, if any, as dividends to their shareholders on at least an annual basis.  Distributions to shareholders are recorded on the ex-dividend date.  All of the Funds intend to distribute their net realized long term capital gains and net realized short term capital gains, if any, at least once a year.  The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused by differences in the timing and recognition of certain components of income, expense, or realized capital gain for federal income tax purposes.  Where such differences are permanent in nature,

Semi-Annual Report | 36

FINANCIAL REVIEW

Ancora Trust

Notes to the Financial Statements (UNAUDITED) (CONTINUED)

June 30, 2023

they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, the results of operations, or net asset value per share of a fund. The permanent reclassifications were mainly due to prior year tax return true-up and taxable overdistribution.

Security Transactions and Related Income - The Funds follow industry practice and record security transactions based on the trade date.  The specific identification method is used for determining gains or losses for financial statements and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the appropriate country’s rules and tax rates.

The Funds may hold certain investments which pay dividends to their shareholders based upon available funds from operations. It is possible for these dividends to exceed the underlying investments’ taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. Distributions received from investments in securities that represent a return of capital or capital gains are recorded as a reduction of the cost of investments or as a realized gain, respectively.

Expenses – Expenses incurred by the Trust that do not relate to a specific Fund of the Trust are allocated to the individual Funds based on each Fund’s relative net assets or other appropriate basis as determined by the Board.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

NOTE 3. SECURITIES VALUATIONS

The Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar

Semi-Annual Report | 37

FINANCIAL REVIEW

Ancora Trust

Notes to the Financial Statements (UNAUDITED) (CONTINUED)

June 30, 2023

instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements - A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows.

Money market funds are generally priced at the ending NAV provided by the service agent of the fund. The money market funds will be categorized as Level 1 within the fair value hierarchy.

Equity securities (common stocks including real estate investment trust senior securities, traditional preferred securities, investment companies, and corporate bond trust certificates) - are valued by using market quotations furnished by a pricing service when the Advisor believes such prices accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued at a fair price as determined by the Advisor in good faith, in accordance with guidelines adopted by and subject to review of the Board. Manually priced securities held by the Funds (if any) are reviewed by the Board on a quarterly basis. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 within the fair value hierarchy.

Semi-Annual Report | 38

FINANCIAL REVIEW

Ancora Trust

Notes to the Financial Statements (UNAUDITED) (CONTINUED)

June 30, 2023

Fixed income securities - Fixed income securities are valued by a pricing service when the Advisor believes such prices are accurate and reflect the fair value of such securities. If the Advisor decides that a price provided by the pricing services does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation. Generally, fixed income securities are categorized as Level 2 within the fair value hierarchy.

The following table summarizes the inputs used to value each Fund’s assets measured at fair value as of June 30, 2023:

Income Fund Valuation Inputs of Assets *	Level 1	Level 2	Level 3	Total
Bonds & Corporate Bond Trust Certs.	$ 1,154,878	$ 4,346,435	$ -	$ 5,501,313
Investment Companies	176,800	-	-	176,800
Traditional Preferred Securities	22,473,300	1,371,642	-	23,844,942
REIT Senior Securities	881,920	-	-	881,920
Common Stocks	1,717,897	-	-	1,717,897
Money Market Funds	2,606,789	-	-	2,606,789
Total	$ 29,011,584	$ 5,718,077	$ -	$ 34,729,661

Small-Mid Cap Fund Valuation Inputs of Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$ 143,617,669	$ -	$ -	$ 143,617,669
Money Market Funds	2,912,807	-	-	2,912,807
Total	$ 146,530,477	$ -	$ -	$ 146,530,477

MicroCap Fund Valuation Inputs of Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$ 14,509,859	$ -	$ -	$ 14,509,859
Warrant	-	-	-	-
Money Market Funds	1,223,686	-	-	1,223,686
Total	$ 15,733,545	$ -	$ -	$ 15,733,545

Dividend Value Equity Fund Valuation Inputs of Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$ 36,122,765	$ -	$ -	$ 36,122,765
Money Market Funds	2,152,442	-	-	2,152,442
Total	$ 38,275,207	$ -	$ -	$ 38,275,207

* The Funds did not hold any Level 3 assets during the six months ended June 30, 2023. For more detail on the investments in securities please refer to the Schedules of Investments. The Funds did not hold any derivative investments at any time during the six months ended June 30, 2023.

Semi-Annual Report | 39

FINANCIAL REVIEW

Ancora Trust

Notes to the Financial Statements (UNAUDITED) (CONTINUED)

June 30, 2023

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

During 2021, Ancora joined Focus Financial Partners, LLC (“Focus”), a leading partnership of over 80 independent wealth management and financial services firms located throughout the United States and abroad via a merger agreement.  The Ancora Group LLC is the parent company of the Advisor.  The Ancora Group LLC is a wholly owned subsidiary of Ancora Holdings Group, LLC

Ancora Holdings Group, LLC which is a wholly owned subsidiary of Focus Operating, LLC, which is a wholly owned subsidiary of Focus LLC. Focus Financial Partners, LLC is the sole managing member of Focus LLC and is a public company traded on the NASDAQ Global Select Market.  Ancora Advisors, LLC is managed by certain individuals (“Ancora Advisors, LLC Principals”), pursuant to a management agreement between Terza Partners, LLC and Ancora Advisors, LLC. The Ancora Advisors, LLC Principals serve as officers and leaders of Ancora Advisors, LLC and, in that capacity, are responsible for the management, supervision and oversight of Ancora Advisors, LLC.  The Trust retains Ancora Advisors, LLC to manage the Funds’ investments. Under the terms of the Investment Advisory Agreement, (the “Agreement”), the Advisor manages the Funds’ investments in accordance with the stated policies of the Funds, subject to approval of the Board. The Advisor makes investment decisions for each Fund and places the purchase and sale orders for portfolio transactions.

As compensation for management services, Small-Mid Cap Fund and MicroCap Fund are obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.00% of the average daily net assets of each Fund. As compensation for management services, the Income Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 0.50% of the average daily net assets. As compensation for management services, the Dividend Value Equity Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 0.75% of the average daily net assets of the Fund. For the six months ended June 30, 2023, the Advisor earned fees of $84,030 from the Income Fund, $697,018 from the Small-Mid Cap Fund, $72,559 from the MicroCap Fund, and $136,899 from the Dividend Value Equity Fund. At June 30, 2023, payables to the Advisor were $13,763, $107,556, $10,576, and $19,136 for the Income Fund, Small-Mid Cap Fund, MicroCap Fund, and Dividend Value Equity Fund, respectively.

The Advisor has contractually agreed to waive management fees in order to limit total annual operating expenses (excluding dividend expenses relating to short sales, interest, taxes, brokerage commissions and the cost of acquired fund fees and expenses) for the Income Fund to 1.285% for Class I shares until October 1, 2024, but can be terminated by a vote of the Board if they deem the termination to be beneficial to the Fund shareholders. For the six months ended June 30, 2023, the Advisor did not waive any management fees for the Income Fund Class I shares. The Advisor has contractually agreed to waive management fees, to the extent of management fees, in order to limit total annual operating expenses for the Small-Mid Cap Fund to 1.39% for Class I shares and 1.00% for Class S shares until October 1, 2024, but can be terminated by a vote of

Semi-Annual Report | 40

FINANCIAL REVIEW

Ancora Trust

Notes to the Financial Statements (UNAUDITED) (CONTINUED)

June 30, 2023

the Board if they deem the termination to be beneficial to the Fund shareholders. For the six months ended June 30, 2023, the Advisor waived management fees of $49,939 for the Small-Mid Cap Fund Class S shares. The Advisor has contractually agreed to waive management fees, to the extent of management fees, in order to limit total annual operating expenses for the MicroCap Fund to 1.60% for Class I shares until October 1, 2024, but can be terminated by a vote of the Board if they deem the termination to be beneficial to the Fund shareholders. For the six months ended June 30, 2023, the Advisor waived management fees of $11,283 for the MicroCap Fund Class I shares. The Advisor has contractually agreed to waive management fees, to the extent of management fees, in order to limit total annual operating expenses for the Dividend Value Equity Fund to 1.00% for Class I shares until October 1, 2024, but can be terminated by a vote of the Board if they deem the termination to be beneficial to the Fund shareholders. For the six months ended June 30, 2023, the Advisor waived management fees of $26,738 for the Dividend Value Equity Fund Class I shares. The Advisor is entitled to recover such waived amounts within the same fiscal year in which the Advisor reduced its fee. No recoupment will occur except to the extent that the Funds’ expenses, together with the amount recovered, do not exceed the applicable expense limitation within the same fiscal year.

The Funds have entered into an Administration Agreement with The Ancora Group, LLC, an affiliate of the Advisor. Pursuant to the Administration Agreement, each of the Funds will pay an administration fee equal to 0.10% of average net assets of each Fund monthly.  Under the Administration Agreement, The Ancora Group, LLC will assist in maintaining office facilities, furnish clerical services, prepare and file documents with the Securities and Exchange Commission, coordinate the filing of tax returns, assist with the preparation of the Funds’ Annual and Semi-Annual Reports to shareholders, monitor the Funds’ expense accruals and pay all expenses, monitor the Funds’ sub-chapter M status, maintain the Funds’ fidelity bond, monitor each Fund’s compliance with such Funds’ policies and limitations as set forth in the Prospectus and Statement of Additional Information and generally assist in the Funds’ operations.  For the six months ended June 30, 2023, the Funds paid $16,806 from the Income Fund, $69,702 from the Small-Mid Cap Fund, $7,256 from the MicroCap Fund, and $18,253 from the Dividend Value Equity Fund.  As of June 30, 2023, The Ancora Group, LLC was owed $2,753, $11,622, $1,253, and $3,078 by the Income Fund, Small-Mid Cap Fund, MicroCap Fund, and Dividend Value Equity Fund, respectively, for administrative services.

The Trust retained Arbor Court Capital LLC (the “Distributor”), to act as the principal distributor of its shares.  The Distributor charges $8,000 per year for its services which is paid by the Advisor. The Distributor is an affiliated entity to the Trust’s transfer agent and fund accountant. Pursuant to the Shareholder Services Agreement with The Ancora Group, LLC, each of the Funds will pay a shareholder service fee equal to 0.01% of average net assets of the Class I Shares.

Ancora Insurance Solutions LLC, a wholly owned subsidiary of Ancora Holdings Group, LLC, is the licensed insurance broker that provides the required Investment company

Semi-Annual Report | 41

FINANCIAL REVIEW

Ancora Trust

Notes to the Financial Statements (UNAUDITED) (CONTINUED)

June 30, 2023

bond to the Funds.  Annual premiums are less than $10,000 per year, with most being remitted to the insurance carrier.

Certain officers of the Trust are also officers or employees of the Advisor or its affiliates. They receive no fee for serving as officers of the Trust.

NOTE 5. INVESTMENTS

For the six months ended June 30, 2023, purchases and sales of investment securities, other than short-term investments, in-kind purchases and sales, and short-term U.S. Government obligations were as follows:

	Income Fund	Small-Mid Cap Fund	MicroCap Fund	Dividend Value Equity Fund
Purchases
U.S. Government Obligations	$ -	$ -	$ -	$ -
Other	$ 10,596,783	$ 62,628,393	$ 2,383,730	$ 2,070,651

Sales
U.S. Government Obligations	$ -	$ -	$ -	$ -
Other	$ 10,953,388	$ 66,782,687	$ 3,009,593	$ 1,565,367

NOTE 6. TAX MATTERS

At June 30, 2023, the costs of securities for federal income tax purposes were $37,492,152, $130,070,694, $15,070,192, and $28,728,845 for the Income Fund, Small-Mid Cap Fund, MicroCap Fund, and Dividend Value Equity Fund, respectively.

As of June 30, 2023, the net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

	Income Fund	Small-Mid Cap Fund	MicroCap Fund	Dividend Value Equity Fund
Gross Appreciation	$ 732,806	$ 21,629,987	$ 2,886,743	$ 10,271,835
Gross (Depreciation)	(3,495,297)	(5,170,204)	(2,223,390)	(725,473)
Net Appreciation (Depreciation) on Investments	$(2,762,491)	$ 16,459,783	$ 663,353	$ 9,546,362

The difference between book and tax unrealized is mainly attributable to the tax deferral of wash sales, return of capital from underlying investments, and partnership investments.

Semi-Annual Report | 42

FINANCIAL REVIEW

Ancora Trust

Notes to the Financial Statements (UNAUDITED) (CONTINUED)

June 30, 2023

The tax character of distributions paid during the six months ended June 30, 2023 is as follows:

	Income Fund	Small-Mid Cap Fund	MicroCap Fund	Dividend Value Equity Fund
Ordinary income	$ 899,267	$ -	$ -	$ 165,253
Long-term capital gain	-	-	-	-
Return of capital	-	-	-	-
	$ 899,267	$ -	$ -	$ 165,253

The tax character of distributions paid during the year ended December 31, 2022 is as follows:

	Income Fund	Small-Mid Cap Fund	MicroCap Fund	Dividend Value Equity Fund
Ordinary income	$ 1,852,807	$ 2,070,173	$ -	$ 506,217
Long-term capital gain	-	831,019	-	-
Return of capital	-	-	-	-
	$ 1,852,807	$ 2,901,192	$ -	$ 506,217

As of December 31, 2022, the following Funds had the following capital loss carryforwards for federal income tax purposes. These capital loss carryforwards may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders and may be carried forward indefinitely retaining their character as short-term and/or long-term. The MicroCap Fund utilized $1,455,440 of its capital loss carryforward during the year ended December 31, 2022.

	Income Fund	Small-Mid Cap Fund	MicroCap Fund	Dividend Value Equity Fund
Short-Term Capital Loss Carry Forward	$(1,274,113)	$ (819,699)	$ -	$ (384,499)
Long-Term Capital Loss Carry Forward	(576,967)	-	(268,486)	(172,186)
Total Capital Loss Carry Forward	$(1,851,080)	$ (819,699)	$ (268,486)	$ (556,685)

Under current law, capital losses and specified gains realized after October 31 may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. For the current period, the Small-Mid Cap Fund, elected to defer post-October losses of $1,264,433.

Semi-Annual Report | 43

FINANCIAL REVIEW

Ancora Trust

Notes to the Financial Statements (UNAUDITED) (CONTINUED)

June 30, 2023

As of December 31, 2022, the components of distributable earnings (accumulated deficit) on a tax basis were as follows:

	Income Fund	Small-Mid Cap Fund	MicroCap Fund	Dividend Value Equity Fund
Accumulated undistributed ordinary income (loss)	$ -	$ 828,041	$ 88,471	$ 27,019
Accumulated undistributed capital gain (loss)	-	-	-	-
Other accumulated losses	(1,851,080)	(2,084,132)	(268,486)	(556,685)
Unrealized appreciation (depreciation)	(4,971,818)	5,851,276	(489,808)	8,332,996
	$(6,822,898)	$ 4,595,185	$ (669,823)	$ 7,803,330

NOTE 7. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of June 30, 2023, National Financial Services, LLC owned, for the benefit of its customers, the following percentages of the outstanding shares:

Income Fund	80.40%
Small-Mid Cap Fund	51.28%
MicroCap Fund	64.75%
Dividend Value Equity Fund	62.61%

As of June 30, 2023, Charles Schwab & Co., Inc. owned, for the benefit of its customers, the following percentages of the outstanding shares:

Dividend Value Equity Fund	29.38%

NOTE 8. MARKET RISK

Certain impacts from the COVID-19 outbreak may have a significant negative impact on the Funds’ operations and performance. These circumstances may continue for an extended period of time, and may have an adverse impact on economic and market conditions. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual companies, are not known. The extent of the impact to the financial performance and the operations of the Funds will depend on future developments, which are highly uncertain and cannot be predicted.

NOTE 9. SUBSEQUENT EVENTS

As announced on February 27, 2023 by press release, Focus Financial Partners Inc. (“Focus”), the ultimate parent company of the Adviser, agreed to be acquired by

Semi-Annual Report | 44

FINANCIAL REVIEW

Ancora Trust

Notes to the Financial Statements (UNAUDITED) (CONTINUED)

June 30, 2023

investment vehicles affiliated with Clayton, Dubilier & Rice, LLC (“CD&R”) and Stone Point Capital LLC (“Stone Point”). Investment vehicles managed by Stone Point will retain a portion of their investment in Focus as part of the transaction with CD&R (the “Transaction”) and will provide new equity financing in connection with the Transaction. The Transaction is anticipated to close in the third quarter of 2023 (the date on which the closing occurs, the “Closing Date”). Following the Closing Date, Focus will be privately owned and its shares will not be publicly traded. Currently, Focus’ shares are registered with the SEC and listed and traded on NASDAQ.

The Transaction is anticipated to result in an indirect change of control of the Adviser (the “Change of Control”) that will be deemed an “assignment” as defined by the 1940 Act and resulting in an automatic termination of the Existing Advisory Agreement.

A special meeting (the “Meeting”) of Shareholders (the “Shareholders”) of the Funds, each a series of Ancora Trust, an Ohio business trust (the “Trust”), was held on August 24, 2023. At the Meeting, Shareholders voted to approve a new investment advisory agreement between the Trust, on behalf of each Fund, and Adviser due to the indirect change of control.

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.  Management has evaluated the impact of all subsequent events on the Funds through the issuance date of these financial statements and has noted no such events requiring accounting or disclosure.

Semi-Annual Report | 45

FINANCIAL REVIEW

Ancora Trust

Additional Information

June 30, 2023

PORTFOLIO HOLDINGS DISCLOSURE POLICY (UNAUDITED)

The Funds’ disclose their portfolio holdings in the following manner:  (i) the funds file complete schedules of portfolio holdings with the Commission for the first and third quarter each year on Form N-PORT; (ii) the Funds’ form N-PORT are available on the Commission website at http:www.sec.gov and in annual and semi-annual reports to shareholders’ (iii) the Funds’ Form N-PORT may be reviewed and copied at the Commission Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330; (iv) on the Funds’ internet site www.ancorafunds.com approximately 10 days after the end of each fiscal quarter, which information is current as of the end of such fiscal quarter’ and (v) is available upon request by contacting the Funds in writing or by phone.

PROXY VOTING (UNAUDITED)

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted those proxies during the most recent 12 month period ended June 30, is available without charge upon request by (1) calling the Funds at (866) 626-2672; and (2) from the Funds’ documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

ADVISORY RENEWAL AGREEMENT (UNAUDITED)

Approval of Investment Advisory Agreements.

At a Board meeting held on May 25, 2023, an Interim Advisory Agreement and a New Advisory Agreement (the “Advisory Agreements”) between Ancora Trust, on behalf of the Funds and Ancora Advisors, LLC (the “Adviser”) was approved.

Representatives of the Adviser again informed the Board that Focus Financial Partners Inc. (“Focus”), the ultimate parent company of the Adviser, has agreed to be acquired by investment vehicles affiliated with Clayton, Dubilier & Rice, LLC (“CD&R”) and Stone Point Capital LLC (“Stone Point”).  Investment vehicles managed by Stone Point will retain a portion of their investment in Focus as part of the transaction with CD&R (the “Transaction”), and will provide new equity financing in connection with the Transaction. The Transaction is anticipated to close in the third quarter of 2023. Counsel again informed the Board that the Closing of the Transaction (the “Closing”) would result in an indirect change of control of the Adviser (the “Change of Control”). Consistent with applicable requirements under the Investment Company Act of 1940, as amended (the “1940 Act”), the existing Advisory Agreement contains a provision that the agreement would automatically terminate in the event of its “assignment” (as defined in the 1940 Act). The Change of Control would cause the “assignment” of the existing Advisory Agreement, triggering the automatic termination of such agreement.

Semi-Annual Report | 46

FINANCIAL REVIEW

Ancora Trust

Additional Information (CONTINUED)

June 30, 2023

Counsel informed the Board that to provide for continuity in the operation of the Funds beyond the Closing, the Trustees were being asked to approve a new investment advisory agreement between the Adviser and the Trust, on behalf of each Fund, the form of which is contained in the Board Book (the “New Advisory Agreement”).  Under the New Advisory Agreement, the Adviser would provide investment advisory services to each Fund on substantially the same terms and for the same fees that are currently in effect. The Board was informed that none of the Funds’ investment objectives would change as a result of the Transaction. In addition, the Board was informed that the investment advisory personnel who currently manage the Funds are expected to continue to do so after Closing.  The Trustees were informed that the Transaction would not alter any Fund’s investment objective(s) and strategies, change the name of any Fund, or cause a change to the advisory fees.  The New Advisory Agreement must also be approved by the Shareholders of the Funds at a meeting held for that purpose.

The Board was also advised that to provide for continuity in the operation of the Funds in the event that the Transaction closes and the Shareholders of the Funds have not yet approved the New Advisory Agreement, the Board was being asked to approve an interim investment advisory agreement between the Adviser and the Trust, on behalf of each Fund the form of which is contained in the Board Book (the “Interim Advisory Agreement”) that would take effect immediately upon Closing. Counsel advised the Board that, in reliance upon applicable rules under the 1940 Act, the Adviser would be permitted to provide investment advisory services to the relevant Funds under the Interim Advisory Agreement for up to 150 days following Closing, and could do so without having received the prior approval of shareholders of the relevant Funds. The Trustees were informed that the terms and conditions of the Interim Advisory Agreement are substantially identical to the Existing Advisory Agreement, except for duration, termination and certain provisions for the deposit of fees in escrow during the term of the agreement.

Counsel informed the Trustees that pursuant to Rule 15a-4 under the 1940 Act, compensation earned by the Adviser under the Interim Advisory Agreement would be held in an interest-bearing escrow account. If Shareholders of a Fund approve the New Advisory Agreement prior to the end of the 150-day period with respect to such Fund, the amount held in the escrow account under the Interim Advisory Agreement would be paid to the Adviser. If Shareholders of a Fund do not approve the New Advisory Agreement prior to the end of the 150-day period, the Board would take such actions as it deems to be in the best interests of the Fund, and the Adviser would be paid the lesser of its costs incurred in performing its services under the Interim Advisory Agreement or the total amount held in the escrow account with respect to such Fund under the Interim Advisory Agreement, plus interest earned on such amount. The Interim Advisory Agreement may be terminated by the Trust on ten days written notice to the Adviser.

Representatives of the Adviser advised that they do not anticipate any changes to the organization and structure of the Funds. The Funds and their investment objective and strategies would not change as a result of the completion of the Transaction, and each shareholder would still own the same number of shares of the same Fund. The Trustees

Semi-Annual Report | 47

FINANCIAL REVIEW

Ancora Trust

Additional Information (CONTINUED)

June 30, 2023

were advised that they would continue in office after the Closing and will continue to make decisions regarding the independent registered public accounting firm, custodian, administrator, distributor and transfer agent of the Funds. Moreover, the Trustees were informed that changes to the Funds’ existing service providers other than the investment adviser are proposed, planned or anticipated by the Adviser at this time.

The Trustees were informed that the advisory fee rates under the New Advisory Agreement with respect to each Fund are the same as the fee rates under each Fund’s Existing Advisory Agreement. The Adviser advised the Board that it does not anticipate that the Transaction will result in any reduction in the quality of services now provided to the Funds or have any adverse effect on the ability of the Adviser to fulfill its obligations to the Funds.

In their consideration of the approval of the Advisory Agreements, the Board was provided with certain materials contained in the Board Book, including a letter dated May 15, 2023 from the Advisor to the Board of Trustees pursuant to Section 15(c) of the Investment Company Act of 1940 answering a number of questions posed by counsel for the Trust and attaching additional materials (the “Section 15(c) Letter”).  The Board reviewed the Advisory Agreements provided to them in the Board Book.  The Board also reviewed the terms of the Transaction and considered its possible effects on the Funds and their Shareholders. At the Board meeting and throughout the process of considering the Transaction, the Trustees were advised by counsel to the Trust and were provided with a Memorandum of counsel to the Trust outlining the duties of the Board with respect to approval of the Advisory Agreements.

During the Board meeting and in the Section 15(c) Letter, representatives of the Adviser indicated their belief that the Transaction would not adversely affect (i) the continued operation of the Funds; or (ii) the capabilities of the senior personnel and investment advisory personnel of the Adviser who currently manage the Funds to continue to provide these and other services to the Funds at the current level.  The Adviser recommended that the Board approve the Interim Advisory Agreement and the New Advisory Agreement and that the Board recommend that Shareholders approve the New Advisory Agreement.

In connection with the Board’s review of the Advisory Agreements, key personnel of the Adviser advised the Board about a variety of matters, including the following:

●

No material changes are currently contemplated as a result of the Transaction in the nature, quality, or extent of services currently provided to the Funds and their shareholders, including investment management or other shareholder services.

●

All of the key investment advisory personnel of the Adviser who currently assist in the management of the Funds are expected to continue to do so after the Transaction.

Semi-Annual Report | 48

FINANCIAL REVIEW

Ancora Trust

Additional Information (CONTINUED)

June 30, 2023

●

The terms and conditions of the Advisory Agreements, including each Fund’s contractual fee rate, will remain substantially identical.

●

In addition, the current operating expense limits for each Fund will remain in effect after Closing until at least the end of the initial two-year term of the New Advisory Agreement.

●

The strong compliance culture and financial resources of Focus and the potential benefits to shareholders of the Funds of the Adviser becoming a wholly-owned subsidiary of Focus.

●

As noted by Counsel, Focus has agreed that it will conduct its business, and will, to the extent within its reasonable control, cause each of its affiliates to conduct their businesses, in a manner to enable reliance upon the conditions of Section 15(f) of the 1940 Act, including not imposing any “unfair burden” on the Funds for at least two years from the Closing.

In their deliberations, the Board considered the factors discussed below, among others. The Trustees did not identify any particular factor or piece of information that was all-important or controlling, and each Trustee may have attributed different weights to the various factors:

The nature, extent and quality of the services provided and to be provided by the Adviser.  The Board considered the Adviser’s favorable attributes, including its investment philosophy, investment management capabilities, experienced leadership and reputation. The Board also considered: the capabilities, resources, and personnel of the Adviser, in order determine whether the Adviser is capable of continuing to provide the same level of investment management services currently provided to each Fund. The Board also reviewed information provided by Focus related to its business, legal and regulatory affairs.  The Board also reviewed information relating to CD&R.  This review considered the resources available to the Adviser to provide the services specified under the New Advisory Agreement. In addition, the Board considered that it is anticipated that all of the portfolio managers currently managing the Funds are expected to continue to do so following the Transaction.

Based on its review of materials prepared for the Meeting, the Board considered the experience and qualifications of the personnel of the Adviser who will be responsible for continuing to provide services to the Funds.  The Board noted that none of the personnel responsible for servicing or managing the Funds would change, and that the investment process and day-to-day operations of the Fund were not expected to change.

The Board concluded that the Adviser will be capable of continuing to provide investment advisory services of the same high quality as the investment advisory services previously provided to the Funds.

Semi-Annual Report | 49

FINANCIAL REVIEW

Ancora Trust

Additional Information (CONTINUED)

June 30, 2023

The investment performance of the Funds achieved by the Adviser. The Board considered that it is anticipated that all of the portfolio managers and other key investment personnel currently managing the Funds are expected to continue to do so following the Transaction. The Board was provided with information describing the performance of each of the Funds for various trailing time periods, on an absolute basis as well as relative to each Fund’s benchmark index and peer group.  Mr. Spidalieri commented on these materials.  The Board considered that Ancora Income Fund outperformed its benchmark index for the most recent 3-year, 5-year and 10-year periods and was in the first quartile of its peer group in five of the last ten calendar years.  The Board considered that Ancora/Thelen Small-Mid Cap Fund outperformed its benchmark index for the most recent 1-year period but underperformed its benchmark index for the most recent 3-year, 5-year and 10-year periods, and was in the first or second quartile of its peer group in five of the last nine calendar years (the only years for which such data is available).  The Board considered that Ancora Microcap Fund outperformed its benchmark index for the most recent 1-year and 3-year periods but underperformed its benchmark index for the most recent 5-year and 10-year periods and was in the first or second quartile in its peer group in six of the last ten calendar years.  Also, the Board considered that Ancora Dividend Value Fund underperformed its benchmark index for the most recent 1-year period but outperformed its benchmark index for the most recent 3-year period and for the period from its inception (May 7, 2019), the only periods for which such data is available, and was in the first or second quartile in its peer group for two of the last three calendar years (the only calendar years for which such data is available).  The Board concluded that the investment performance of the Funds remained competitive relative to their respective asset classes and investment styles.  The Trustees noted that based on the information presented at the Meeting and its discussion with the Adviser, it believes that the Adviser is capable of generating a level of long-term investment performance that is appropriate in light of each Funds’ investment objectives, policies and strategies and competitive with many other investment companies.

The extent to which the Adviser will realize economies of scale as the Trust grows larger and whether fee levels reflect these economies of scale for the benefit of Fund shareholders. The Board evaluated potential or anticipated economies of scale in relation to the services the Adviser provides to each Fund. The Board noted that at this time, the fee structure does not account for the benefit of economies of scale because the Funds have insufficient assets for economies of scale to be realized.  Currently, the fee structure provides for a flat percentage rate.  Once assets under management grow to substantially higher levels, economies of scale may begin to take effect and benefit the Advisor.  At such future time, it may be appropriate for the Board to review the fee structure to determine whether the management fees as a percent of assets under management might be reduced.

Total expenses of the Funds and competitiveness of fees to be paid to the Adviser. The Board considered that the terms and conditions of the New Advisory Agreement, including each Fund’s contractual fee rate, will remain substantially identical to the existing fee rate for each Fund, for the initial two-year term of the New Advisory Agreement. The Board also noted that the Adviser has contractually agreed to maintain

Semi-Annual Report | 50

FINANCIAL REVIEW

Ancora Trust

Additional Information (CONTINUED)

June 30, 2023

all of the current operating expense limits, pursuant to a new Fee Waiver Agreement (with substantially identical terms to the existing Fee Waiver Agreement), which will remain in effect after Closing until at least the end of the initial two-year term of the New Advisory Agreement, whereby it will waive a portion of its advisory fees so that each Fund does not exceed its operating expense limitation.  The Board also reviewed information regarding management fees charged by advisers to other comparably sized funds.  This chart showed that the management fees charged to the Funds are competitive with the fees paid by many other comparably sized funds.  In light of these comparisons, the Board concluded that the terms of the Agreement are fair and reasonable.

The profits to be realized by the Adviser and its affiliates, from their relationship with the Trust. The Board considered potential benefits the Adviser and its affiliates may derive from their relationship with the Funds, including compensation received by the Ancora Group for the provision of certain shareholder and administrative services to the Funds. The Board noted that the Funds are not expected to have substantial assets for some time, and, therefore, it is not anticipated that the Agreement will be unduly profitable to the Advisor.  The Board noted that at this time the Adviser’s compensation is not high relative to the experience of the Adviser and the nature and quality of the services performed by the Adviser.  The Board considered the Adviser’s representation that it anticipates profitability for the Adviser under the New Advisory Agreement to be similar to profitability for the Adviser during recent periods. The Board noted that it would have the opportunity to give further consideration to the Adviser’s profitability with respect to the Funds at the end of the initial two-year term of the New Advisory Agreement.

Other Considerations. In approving the Advisory Agreements, the Board considered that the Adviser will be making a commitment to the retention and recruitment of high quality personnel, and has undertaken to maintain the same level of financial, compliance and operational resources reasonably necessary to manage the Funds in a professional manner that is consistent with the best interests of the Funds and their shareholders and that has previously been provided to the Funds. The Board also considered that the Adviser has undertaken to make a commitment to the management and success of the Funds, and to employ its resources in an effort to both maintain and grow the Funds by seeking out expanded distribution opportunities, where possible.  The Board also considered that the Funds would continue to receive the benefit of the strong compliance culture and financial resources of Focus following the Transaction.

Conclusions. In approving the Advisory Agreements, the Board concluded that the terms of the Advisory Agreements are fair and reasonable and that approval of the New Advisory Agreement is in the best interests of each Fund and its shareholders. In reaching this determination, the Board considered that the Adviser provided a high level of service to each Fund; that it has confidence in the Adviser’s capabilities to continue to manage the Funds consistently with their respective specified investment objective and strategies; that each Fund’s fee structure appeared to the Board to be reasonable and fair given the nature and quality of services provided; and that the benefits that will accrue to the Adviser by virtue of its relationship to the Funds are reasonable in comparison with the benefits accruing to each Fund. After this review and discussion, the Board concluded

Semi-Annual Report | 51

FINANCIAL REVIEW

Ancora Trust

Additional Information (CONTINUED)

June 30, 2023

that the approval of the New Advisory Agreement for an initial two-year term was in the best interests of each Fund and its shareholders.

As discussed above, the Board, including the Independent Trustees, unanimously approved the Interim Advisory Agreement.  To assure continuity of advisory services in the event that the Transaction closes and the Shareholders of the Funds have not yet approved the New Advisory Agreement, the Interim Advisory Agreement will take effect with respect to a Fund upon the Closing of the Transaction. The terms of the Interim Advisory Agreement are substantially identical to those of the Existing Advisory Agreement and New Advisory Agreement, in each case except to reflect the duration, termination and escrow provisions described in the Proxy Statement.  In light of the foregoing, the Trustees, including the Independent Trustees, unanimously determined that the scope and quality of services to be provided to the Funds under the Interim Advisory Agreement are at least equivalent to the scope and quality of services provided under the Existing Advisory Agreement.

In determining whether to approve the Advisory Agreements, the Board considered the fairness and reasonableness of the terms of the Agreements with respect to each Fund.  The Board considered the factors discussed above, among others.  No single factor determined whether the Board approved the continuation of the Agreement.  Instead, the Board made its decision based on a totality of the circumstances.

After its consideration of the above, the Board concluded that the terms of the Advisory Agreements are fair and reasonable and in the best interests of each Fund and its respective shareholders.

Semi-Annual Report | 52

FINANCIAL REVIEW

Ancora Trust

Additional Information (CONTINUED)

June 30, 2023

ABOUT YOUR FUND'S EXPENSES - (UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2023 to June 30, 2023.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Ancora Income Fund	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2023	June 30, 2023	January 1, 2023 to June 30, 2023
Actual
Class I	$1,000.00	$1,034.66	$4.74
Hypothetical (5% Annual Return before expenses)
Class I	$1,000.00	$1,020.13	$4.71
*Expenses are equal to the Fund’s annualized expense ratio of 0.94%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semi-Annual Report | 53

FINANCIAL REVIEW

Ancora Trust

Additional Information (CONTINUED)

June 30, 2023

ABOUT YOUR FUND'S EXPENSES - (UNAUDITED)(CONTINUED)

Ancora/Thelen Small Mid-Cap Fund	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2023	June 30, 2023	January 1, 2023 to June 30, 2023
Actual
Class I	$1,000.00	$1,100.21	$6.41
Class S	$1,000.00	$1,101.96	$5.21
Hypothetical (5% Annual Return before expenses)
Class I	$1,000.00	$1,018.70	$6.16
Class S	$1,000.00	$1,019.84	$5.01
* Expenses are equal to the Fund’s annualized expense ratio of 1.23% and 1.00%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Ancora MicroCap Fund	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2023	June 30, 2023	January 1, 2023 to June 30, 2023
Actual
Class I	$1,000.00	$1,148.23	$8.52
Hypothetical (5% Annual Return before expenses)
Class I	$1,000.00	$1,016.86	$8.00
* Expenses are equal to the Fund’s annualized expense ratio of 1.60%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Ancora Dividend Value Equity Fund	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
Fund	January 1, 2023	June 30, 2023	January 1, 2023 to June 30, 2023
Actual
Class I	$1,000.00	$1,051.57	$5.09
Hypothetical (5% Annual Return before expenses)
Class I	$1,000.00	$1,019.84	$5.01
* Expenses are equal to the Fund’s annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semi-Annual Report | 54

TRUSTEES & OFFICERS (UNAUDITED)

The Board of Trustees is responsible for managing the Funds’ business affairs and for exercising each Fund’s powers except those reserved for the shareholders. The day-to-day operations of the Funds are conducted by its officers. The following table provides biographical information with respect to each current Trustee and officer of the Funds.

Name, Address and Age	Position(s) Held with the Fund	Term of Office (1) and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen	Other Directorships
Independent Trustees:
Frank J. Roddy 2904B Palm Blvd Isle of Palms SC 29451 62	Trustee	Since April 30, 2019	Retired Executive Vice President of Finance and Administration at Swagelok Company from 2012 until 2018.	4

Member of: Board of Cleveland Central Catholic High School; Former Northeast Ohio Alumni Advisory Board for Ernst & Young; Former Cleveland Advisory Board of FM Global; Former Conrad Companies Board of Advisors; Former VEC Inc. Advisory Board; and Former Swagelok Company Advisory Board.

Jennifer A. Rasmussen 18400 Pearl Road Strongsville, OH 44136 49	Trustee	Since April 30, 2019	Tax Director at Thornhill Financial LLC since November 2022; Previously, Chief Operating Officer at FSM Capital Management LLC since July 2007.	4	None.
Frank DeFino 2181 Enterprise Parkway Twinsburg, OH 44087 69	Trustee	Since June 2014	President and owner of AJD Holding Co. (private equity firm) since 1976.	4	None.

(1)   Each trustee holds office for an indefinite term until the earlier of (i) the election of his or her successor, (ii) mandatory retirement age of 75, or (iii) the date the trustee dies, resigns or is removed.

For the six months ended June 30, 2023, trustees, Frank DeFino, Frank J. Roddy, and Jennifer A. Rasmussen, were each paid a fee of $10,000.

Semi-Annual Report | 55

TRUSTEES & OFFICERS (UNAUDITED) (CONTINUED)

 (CONTINUED)

Name, Address and Age	Position(s) Held with the Fund	Term of Office (1) and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen	Other Directorships
Interested Trustee:
Cindy Flynn 9 Shoreby Drive Bratenahl, OH 44108 59	Trustee	Since April 30, 2019	President of Arrowhead Consulting since 2023; Previously, Chief Marketing and Communications Officer of Union Home Mortgage Corp. and Executive Vice President and Chief Administrative Officer of New York Community Bancorp, Inc.	4	Greater Cleveland Sports Commission; University Hospitals Cleveland Medical Center; Rainbow Babies & Children’s Foundation; Western Reserve Historical Society; and the Recreation League of Cleveland
Officers:
Joseph M. Spidalieri 6060 Parkland Boulevard, Suite 200 Cleveland, Ohio 44124 45	Chief Compliance Officer	Since March 1, 2011	Chief Operating Officer of Terza Partners LLC, Ancora Holdings Group, LLC and The Ancora Group LLC since 2021; Chief Operating Officer of Ancora Holdings Inc. 2017 to 2021; Chief Operating Officer of Ancora Advisors LLC since 2017; Chief Compliance Officer of Ancora Advisors LLC until 2017; Chief Compliance Officer of The Ancora Group Inc. 2011 to 2017; Chief Compliance Officer of Ancora Holdings Inc. 2015 to 2017; Director of Compliance of Ancora Securities, Inc. and Ancora Capital Inc. from 2011 to 2012.	4	None.
Bradley A. Zucker 6060 Parkland Boulevard, Suite 200 Cleveland, Ohio 44124 50	President & Treasurer Secretary	Since December 4, 2017 Since November 15, 2003	Chief Administrative Officer of Ancora Holdings Group, LLC and The Ancora Group LLC since 2021; Chief Administrative Officer of Ancora Holdings, Inc., 2020 to 2021; Chief Financial Officer of Ancora Advisors LLC from 2003 to 2020; Chief Financial Officer of The Ancora Group Inc. from 2010 to 2020; Chief Financial Officer of Ancora Holdings Inc. from 2015 to 2020; Chief Financial Officer and Director of Ancora Securities, Inc. from 2001 to 2012; Chief Financial Officer of Ancora Capital Inc. from 2002 to 2012; member of the Executive Committee for the Ancora entities until 2016	4	None.

(1)   Each trustee holds office for an indefinite term until the earlier of (i) the election of his or her successor, (ii) mandatory retirement age of 75, or (iii) the date the trustee dies, resigns or is removed.

(2) Cindy Flynn is considered an “interested person” as defined in Section 2(a)(19) of the 1940 Act by virtue of his affiliation with Ancora Advisors LLC.

For the six months ended June 30, 2023, trustee, Cindy Flynn, wasd paid a fee of $10,000.

Semi-Annual Report | 56

PRIVACY POLICY

FACTS	WHAT DOES ANCORA TRUST (“ANCORA”) DO WITH YOUR PERSONAL INFORMATION?
WHY?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

WHAT?

The types of personal information we collect and share depend on the product or service you have with us. This information may include, but is not limited to, the following:

●    Social security number                   ●    Account Numbers

●    Risk tolerance                                 ●    Wire transfer instructions

●    Income                                            ●    Contact Information

●    Transaction history                         ●    Investment Experience

●    Assets                                              ●   Account Balances

HOW?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Ancora chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Ancora Share?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your accounts(s) or respond to court orders and legal investigations.	Yes	No
For our marketing purposes - to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates' everyday business purposes - information about your transactions and experiences	No	We don’t share
For our affiliates' everyday business purposes – information about your creditworthiness	No	We don’t share
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
Pandemic response

All medical information confidential (42 U.S.C. § 12112(d)(3)(B) and 12112(d)(4)), including information related to symptoms of COVID-19 or a diagnosis of COVID-19. This includes all test results, temperature screening logs, questionnaires, and other medical information being obtained. Temperature screening machines and other protective measures may be used at our business locations to protect clients and employees from transmitting illnesses. Only employees with a need to know will have access to client’s medical information. Employees will be trained on the collection and protection of client information.

Questions?	Call Joseph Spidalieri at (216) 593-5007

Semi-Annual Report | 57

PRIVACY POLICY

Page 2 Privacy Policy
Who we are
Ancora Trust	Ancora Trust is the Trust of the Ancora Mutual Funds.
What we do
How does Ancora protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does Ancora collect my personal information?

We collect your personal information, for example, when you

▪

Open an account

▪

Seek financial advice

▪

Make deposits or withdrawals from your account

▪

Tell us about your investment or retirement portfolio

▪

Give us your employment history

Why can't I limit all sharing?

Federal law gives you the right to limit only

▪

sharing for affiliates’ everyday business purposes—information about your creditworthiness

▪

affiliates from using your information to market to you

▪

sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ▪ Ancora does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ▪ Ancora does not share with nonaffiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ▪ Ancora does not jointly market.

Semi-Annual Report | 58

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Semi-Annual Report | 61

TRUSTEES

Frank J. Roddy

Jennifer A. Rasmussen

Cindy Flynn

Frank DeFino

OFFICERS

Bradley Zucker, President, Treasurer, & Secretary

Joseph Spidalieri, Chief Compliance Officer

INVESTMENT ADVISOR

Ancora Advisors LLC

6060 Parkland Boulevard, Suite 200
Cleveland, Ohio 44124

DISTRIBUTOR

Arbor Court Capital LLC

8000 Town Center Drive, Suite 400

Broadview Heights, Ohio  44147

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, Ohio 44115

LEGAL COUNSEL

McDonald Hopkins LLC

2100 Bank One Center

600 Superior Avenue E.

Cleveland, Ohio  44114

CUSTODIAN

U.S. Bank N.A.

425 Walnut Street

Cincinnati, Ohio  45202

TRANSFER AGENT

AND FUND ACCOUNTANT

Mutual Shareholder Services, LLC.

8000 Town Centre Drive, Suite 400

Broadview Heights, Ohio  44147

This report is intended only for the information of shareholders or those who have received the Funds’ prospectus which contains information about the Funds’ management fee and expenses. Please read the prospectus carefully before investing.

The Funds’ Statement of Additional Information includes additional information about the Funds and is available upon request at no charge by calling the Fund.

Distributed by Arbor Court Capital LLC Member FINRA/SIPC

Item 2. Code of Ethics  Not applicable.

Item 3. Audit Committee Financial Expert . The registrant’s Board of Trustees has determined that it does not have an audit committee financial expert serving on its audit committee.  At this time, the registrant believes that the experience provided by each member of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity. Not applicable.

Item 4. Principal Accountant Fees and Services  Not applicable.

Item 5. Audit Committee of Listed Companies.   Not applicable.

Item 6. Schedule of Investments. Included in Report to Shareholders.

Item 7. Disclosure of Closed End fund Proxy Voting Policies/Procedures. Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9. Purchases of Equity Securities by Closed End Funds. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders. Not applicable.

Item 11. Controls and Procedures.

      (a)

Disclosure Controls & Procedures.  Principal executive and financial officers have concluded that Registrant’s disclosure controls & procedures are effective based on their evaluation as of a date within 90 days of the filing date of this report.

      (b)

Internal Controls. There were no significant changes in Registrant’s internal controls of in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable.

Item 13.  Exhibits.

(a)(1)

EX-99.CERT.  Filed herewith.

(a)(2)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ancora Trust

By /s/Bradley Zucker

* Bradley Zucker

President, Treasurer and Secretary

Date: September 8, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Bradley Zucker

* Bradley Zucker

President, Treasurer and Secretary

Date: September 8, 2023

*Print the name and title of each signing officer under his or her signature.